AB Global High Income Fund

Portfolio of Investments

December 31, 2023 (unaudited)

	Principal Amount (000)		U.S. $ Value

CORPORATES - NON-INVESTMENT GRADE – 56.1%
Industrial – 49.8%
Basic – 3.2%
Advanced Drainage Systems, Inc. 5.00%, 09/30/2027(a) (b)	U.S.$	140	$136,110
6.375%, 06/15/2030(b)		364	368,887
Arsenal AIC Parent LLC 8.00%, 10/01/2030(b)		1,073	1,128,465
ASP Unifrax Holdings, Inc. 5.25%, 09/30/2028(b)		1,976	1,440,824
7.50%, 09/30/2029(b)		1,244	637,409
Baffinland Iron Mines Corp./Baffinland Iron Mines LP 8.75%, 07/15/2026(b)		250	234,309
Cerdia Finanz GmbH 10.50%, 02/15/2027(b)		419	426,314
Cleveland-Cliffs, Inc. 6.75%, 03/15/2026(b)		597	600,838
Constellium SE 3.125%, 07/15/2029(b)	EUR	1,109	1,124,275
Crown Americas LLC/Crown Americas Capital Corp. VI 4.75%, 02/01/2026	U.S.$	333	330,361
CVR Partners LP/CVR Nitrogen Finance Corp. 6.125%, 06/15/2028(b)		360	340,746
Domtar Corp. 6.75%, 10/01/2028(b)		140	126,532
Element Solutions, Inc. 3.875%, 09/01/2028(b)		1,370	1,263,610
ERP Iron Ore LLC 9.04%, 12/31/2019(c) (d) (e) (f) (g)		240	76,802
FMG Resources August 2006 Pty Ltd. 4.375%, 04/01/2031(b)		2,125	1,922,853
4.50%, 09/15/2027(b)		819	787,437
5.875%, 04/15/2030(b)		162	160,773
6.125%, 04/15/2032(b)		2,651	2,672,523
Glatfelter Corp. 4.75%, 11/15/2029(b)		77	53,360
Graham Packaging Co., Inc. 7.125%, 08/15/2028(b)		420	378,767
Graphic Packaging International LLC 3.75%, 02/01/2030(b)		1,661	1,506,119
Hecla Mining Co. 7.25%, 02/15/2028		282	285,478
INEOS Quattro Finance 2 PLC 8.50%, 03/15/2029(b)	EUR	1,726	2,010,282
9.625%, 03/15/2029(b)	U.S.$	548	583,915
INEOS Styrolution Ludwigshafen GmbH 2.25%, 01/16/2027(b)	EUR	104	105,643
Ingevity Corp. 3.875%, 11/01/2028(b)	U.S.$	495	444,785
Intelligent Packaging Holdco Issuer LP 9.00% (9.00% Cash or 9.75% PIK), 01/15/2026(b) (c)		611	517,258
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC 6.00%, 09/15/2028(b)		361	337,702
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2018(d) (e) (f) (g) (h)		2,857	0
Mineral Resources Ltd. 8.00%, 11/01/2027(b)		192	196,212
8.125%, 05/01/2027(b)		158	159,523
Novelis Corp. 3.25%, 11/15/2026(b)		61	57,406
Olympus Water US Holding Corp. 4.25%, 10/01/2028(b)		237	214,271
7.125%, 10/01/2027(b)		755	754,606
9.75%, 11/15/2028(b)		1,750	1,865,734

	Principal Amount (000)		U.S. $ Value

Roller Bearing Co. of America, Inc. 4.375%, 10/15/2029(b)	U.S.$	143	$132,749
SCIL IV LLC/SCIL USA Holdings LLC 4.375%, 11/01/2026(b)	EUR	320	343,794
5.375%, 11/01/2026(b)	U.S.$	1,039	995,893
Sealed Air Corp. 6.875%, 07/15/2033(b)		564	598,660
Sealed Air Corp./Sealed Air Corp. US 6.125%, 02/01/2028(b)		546	551,458
SNF Group SACA 3.125%, 03/15/2027(b)		655	596,516
3.375%, 03/15/2030(b)		951	813,419
SunCoke Energy, Inc. 4.875%, 06/30/2029(b)		378	340,655
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.375%, 09/01/2025(b)		58	50,201
Tronox, Inc. 4.625%, 03/15/2029(b)		98	86,758
United States Steel Corp. 6.875%, 03/01/2029		110	112,558
Vibrantz Technologies, Inc. 9.00%, 02/15/2030(b)		1,887	1,484,671
WR Grace Holdings LLC 4.875%, 06/15/2027(b)		1,186	1,142,632
5.625%, 08/15/2029(b)		61	53,877

			30,553,970

Capital Goods – 4.5%
ARD Finance SA 5.00% (5.00% Cash or 5.75% PIK), 06/30/2027(b) (c)	EUR	3,069	1,669,149
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 4.00%, 09/01/2029(b)	U.S.$	985	834,787
6.00%, 06/15/2027(b)		684	678,870
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 4.125%, 08/15/2026(b)		2,965	2,711,340
5.25%, 08/15/2027(b)		235	182,613
Artera Services LLC 9.03%, 12/04/2025(b)		400	379,408
Ball Corp. 6.00%, 06/15/2029		1,607	1,640,148
Bombardier, Inc. 6.00%, 02/15/2028(b)		183	178,179
7.125%, 06/15/2026(b)		169	169,097
7.50%, 02/01/2029(b) (i)		303	308,506
7.875%, 04/15/2027(b)		1,055	1,055,373
8.75%, 11/15/2030(b)		1,295	1,379,840
Calderys Financing LLC 11.25%, 06/01/2028(b)		2,089	2,189,065
Camelot Return Merger Sub, Inc. 8.75%, 08/01/2028(b)		196	199,420
Clean Harbors, Inc. 4.875%, 07/15/2027(b)		25	24,471
6.375%, 02/01/2031(b)		11	11,182
Crown Americas LLC 5.25%, 04/01/2030		411	404,408
Eco Material Technologies, Inc. 7.875%, 01/31/2027(b)		2,622	2,642,408
Emerald Debt Merger Sub LLC 6.625%, 12/15/2030(b)		631	648,061
EnerSys 4.375%, 12/15/2027(b)		935	895,307
Enviri Corp. 5.75%, 07/31/2027(b)		1,384	1,284,308
F-Brasile SpA/F-Brasile US LLC Series XR 7.375%, 08/15/2026(b)		957	947,902
GFL Environmental, Inc. 6.75%, 01/15/2031(b)		523	538,843

	Principal Amount (000)		U.S. $ Value

Griffon Corp. 5.75%, 03/01/2028	U.S.$	1,079	$1,060,724
LSB Industries, Inc. 6.25%, 10/15/2028(a) (b)		1,348	1,280,541
Madison IAQ LLC 5.875%, 06/30/2029(b)		359	316,709
Masonite International Corp. 5.375%, 02/01/2028(b)		374	361,583
MIWD Holdco II LLC/MIWD Finance Corp. 5.50%, 02/01/2030(b)		84	74,462
Moog, Inc. 4.25%, 12/15/2027(b)		353	334,838
Mueller Water Products, Inc. 4.00%, 06/15/2029(b)		291	266,644
Oscar AcquisitionCo LLC/Oscar Finance, Inc. 9.50%, 04/15/2030(b)		63	61,427
Paprec Holding SA 7.25%, 11/17/2029(b)	EUR	569	674,546
Renk AG/Frankfurt am Main 5.75%, 07/15/2025(b)		1,560	1,709,930
Rolls-Royce PLC 3.625%, 10/14/2025(b)	U.S.$	918	885,329
Stericycle, Inc. 3.875%, 01/15/2029(b)		696	634,127
Summit Materials LLC/Summit Materials Finance Corp. 5.25%, 01/15/2029(b)		164	159,069
7.25%, 01/15/2031(b)		15	15,817
Terex Corp. 5.00%, 05/15/2029(b)		360	341,913
TK Elevator Midco GmbH 4.375%, 07/15/2027(b)	EUR	885	944,521
TK Elevator US Newco, Inc. 5.25%, 07/15/2027(b)	U.S.$	306	300,140
TransDigm, Inc. 4.625%, 01/15/2029		290	271,910
4.875%, 05/01/2029		1,954	1,829,648
6.75%, 08/15/2028(b)		2,508	2,573,774
7.125%, 12/01/2031(b)		3,137	3,293,722
Trinity Industries, Inc. 7.75%, 07/15/2028(b)		1,073	1,117,201
Triumph Group, Inc. 7.75%, 08/15/2025		428	427,383
9.00%, 03/15/2028(b)		2,516	2,673,949
Trivium Packaging Finance BV 3.75%, 08/15/2026(b)	EUR	100	106,649
Tutor Perini Corp. 6.875%, 05/01/2025(b)	U.S.$	61	59,750
WESCO Distribution, Inc. 7.125%, 06/15/2025(b)		20	20,144
7.25%, 06/15/2028(b)		271	278,478

			43,047,613

Communications - Media – 7.3%
Advantage Sales & Marketing, Inc. 6.50%, 11/15/2028(b)		723	666,284
Altice Financing SA 5.00%, 01/15/2028(b)		516	469,207
5.75%, 08/15/2029(b)		2,724	2,407,165
AMC Networks, Inc. 4.25%, 02/15/2029		1,084	832,471
4.75%, 08/01/2025		890	864,883
Arches Buyer, Inc. 6.125%, 12/01/2028(b)		605	527,431
Banijay Entertainment SASU 7.00%, 05/01/2029(b)	EUR	603	701,884
8.125%, 05/01/2029(b)	U.S.$	805	830,313
CCO Holdings LLC/CCO Holdings Capital Corp. 4.50%, 08/15/2030(b)		4,665	4,213,255
4.50%, 06/01/2033(b)		2,851	2,405,357

	Principal Amount (000)		U.S. $ Value

4.75%, 02/01/2032(b)	U.S.$	7,063	$6,227,722
5.125%, 05/01/2027(b)		327	316,397
6.375%, 09/01/2029(b)		1,760	1,737,037
7.375%, 03/01/2031(b)		2,762	2,831,947
Cimpress PLC 7.00%, 06/15/2026		347	339,274
Clear Channel Outdoor Holdings, Inc. 5.125%, 08/15/2027(b)		512	488,377
CMG Media Corp. 8.875%, 12/15/2027(b)		448	354,206
CSC Holdings LLC 4.50%, 11/15/2031(b)		981	741,891
4.625%, 12/01/2030(b)		1,142	684,791
5.375%, 02/01/2028(b)		2,721	2,408,263
5.75%, 01/15/2030(b)		3,862	2,404,629
7.50%, 04/01/2028(b)		1,150	858,327
11.25%, 05/15/2028(b)		824	848,852
Deluxe Corp. 8.00%, 06/01/2029(b)		17	15,154
DISH DBS Corp. 5.125%, 06/01/2029		2,900	1,494,892
5.25%, 12/01/2026(b)		2,798	2,404,218
5.75%, 12/01/2028(b)		2,596	2,099,040
5.875%, 11/15/2024		1,821	1,715,686
7.375%, 07/01/2028		115	69,275
7.75%, 07/01/2026		816	569,667
Gray Escrow II, Inc. 5.375%, 11/15/2031(b)		1,364	1,028,914
Gray Television, Inc. 7.00%, 05/15/2027(b)		61	57,696
iHeartCommunications, Inc. 4.75%, 01/15/2028(b)		60	46,163
5.25%, 08/15/2027(b)		1,499	1,190,490
LCPR Senior Secured Financing DAC 5.125%, 07/15/2029(b)		2,910	2,541,059
6.75%, 10/15/2027(b)		200	195,609
Lions Gate Capital Holdings LLC 5.50%, 04/15/2029(b)		536	397,251
McGraw-Hill Education, Inc. 5.75%, 08/01/2028(b)		1,123	1,083,014
Outfront Media Capital LLC/Outfront Media Capital Corp. 4.625%, 03/15/2030(b)		376	337,130
Paramount Global 6.25%, 02/28/2057		245	215,183
6.375%, 03/30/2062		56	50,366
Radiate Holdco LLC/Radiate Finance, Inc. 4.50%, 09/15/2026(b) (i)		1,476	1,125,574
Scripps Escrow II, Inc. 3.875%, 01/15/2029(b)		26	22,946
Sinclair Television Group, Inc. 4.125%, 12/01/2030(b)		1,613	1,137,320
5.50%, 03/01/2030(b)		771	576,951
Sirius XM Radio, Inc. 3.875%, 09/01/2031(b)		145	123,809
4.00%, 07/15/2028(b)		6,092	5,647,774
5.00%, 08/01/2027(b)		837	810,829
Summer BC Holdco B SARL 5.75%, 10/31/2026(b)	EUR	1,395	1,474,500
TEGNA, Inc. 5.00%, 09/15/2029	U.S.$	333	305,528
Townsquare Media, Inc. 6.875%, 02/01/2026(b)		113	110,859
Univision Communications, Inc. 6.625%, 06/01/2027(b)		2,173	2,167,328
7.375%, 06/30/2030(b)		1,186	1,185,700
8.00%, 08/15/2028(b)		1,261	1,303,447
Urban One, Inc. 7.375%, 02/01/2028(b)		2,600	2,208,194

	Principal Amount (000)		U.S. $ Value

VZ Vendor Financing II BV 2.875%, 01/15/2029(b)	EUR	885	$856,340
Ziggo Bond Co. BV 5.125%, 02/28/2030(b)	U.S.$	1,770	1,480,632

			70,208,501

Communications - Telecommunications – 2.7%
Altice France Holding SA 10.50%, 05/15/2027(b)		2,710	1,748,444
Altice France SA/France 3.375%, 01/15/2028(b)	EUR	885	770,954
5.125%, 07/15/2029(b)	U.S.$	5,220	4,074,960
5.50%, 01/15/2028(b)		492	404,603
5.50%, 10/15/2029(b)		1,120	878,937
8.125%, 02/01/2027(b)		526	483,234
British Telecommunications PLC 4.25%, 11/23/2081(b)		439	408,847
Connect Finco SARL/Connect US Finco LLC 6.75%, 10/01/2026(b)		305	303,299
Consolidated Communications, Inc. 6.50%, 10/01/2028(b)		1,486	1,285,670
Embarq Corp. 7.995%, 06/01/2036		984	606,836
Frontier Communications Holdings LLC 6.75%, 05/01/2029(b)		321	287,015
8.75%, 05/15/2030(b)		893	919,211
Hughes Satellite Systems Corp. 6.625%, 08/01/2026		302	238,039
Iliad Holding SASU 6.50%, 10/15/2026(b)		951	948,880
Level 3 Financing, Inc. 3.40%, 03/01/2027(b)		557	520,226
3.75%, 07/15/2029(b)		1,018	428,913
4.25%, 07/01/2028(b)		769	382,058
4.625%, 09/15/2027(b)		1,451	875,640
Lorca Telecom Bondco SA 4.00%, 09/18/2027(b)	EUR	952	1,024,221
Rogers Communications, Inc. 5.25%, 03/15/2082(b)	U.S.$	377	362,293
Telecom Italia Capital SA 7.20%, 07/18/2036		259	260,922
7.72%, 06/04/2038		1,565	1,609,221
United Group BV 3.625%, 02/15/2028(b)	EUR	237	242,030
4.625%, 08/15/2028(b)		481	502,521
8.84% (EURIBOR 3 Month + 4.88%), 02/01/2029(b) (j)		676	749,082
United States Cellular Corp. 6.70%, 12/15/2033	U.S.$	353	359,811
Vmed O2 UK Financing I PLC 4.25%, 01/31/2031(b)		530	464,492
4.75%, 07/15/2031(b)		3,639	3,250,027
Vodafone Group PLC 5.125%, 06/04/2081		687	518,491
Windstream Escrow LLC/Windstream Escrow Finance Corp. 7.75%, 08/15/2028(b)		471	412,635
Zayo Group Holdings, Inc. 4.00%, 03/01/2027(b)		443	355,554
6.125%, 03/01/2028(b)		128	92,160

			25,769,226

Consumer Cyclical - Automotive – 2.4%
Allison Transmission, Inc. 3.75%, 01/30/2031(b)		231	203,947
5.875%, 06/01/2029(b)		939	935,351
American Axle & Manufacturing, Inc. 5.00%, 10/01/2029		220	194,788

	Principal Amount (000)		U.S. $ Value

Aston Martin Capital Holdings Ltd. 15.00% (8.89% Cash and 6.11% PIK), 11/30/2026(b) (c)	U.S.$	543	$588,455
Clarios Global LP/Clarios US Finance Co. 4.375%, 05/15/2026(b)	EUR	210	228,788
Dana Financing Luxembourg SARL 5.75%, 04/15/2025(b)	U.S.$	55	54,855
Dana, Inc. 4.25%, 09/01/2030		760	679,987
5.375%, 11/15/2027		109	108,288
5.625%, 06/15/2028		182	180,388
Exide Technologies 11.00%, 10/31/2024(d) (f) (g) (h) (k)		4,147	0
Goodyear Tire & Rubber Co. (The) 5.25%, 07/15/2031		62	56,458
IHO Verwaltungs GmbH 3.75% (3.75% Cash or 4.50% PIK), 09/15/2026(b) (c)	EUR	885	962,833
3.875% (3.875% Cash or 4.625% PIK), 05/15/2027(b) (c)		338	364,887
6.00% (6.00% Cash or 6.75% PIK), 05/15/2027(b) (c)	U.S.$	1,984	1,944,863
8.75% (8.75% Cash or 9.50% PIK), 05/15/2028(b) (c)	EUR	306	367,773
Jaguar Land Rover Automotive PLC 5.50%, 07/15/2029(b)	U.S.$	1,206	1,169,935
5.875%, 01/15/2028(b)		705	690,058
7.75%, 10/15/2025(b)		1,207	1,218,780
Mclaren Finance PLC 7.50%, 08/01/2026(b)		1,973	1,701,106
PM General Purchaser LLC 9.50%, 10/01/2028(b)		1,339	1,359,694
Real Hero Merger Sub 2, Inc. 6.25%, 02/01/2029(b)		1,530	1,325,560
Tenneco, Inc. 8.00%, 11/17/2028(b)		3,668	3,135,731
Titan International, Inc. 7.00%, 04/30/2028		1,465	1,466,901
ZF Europe Finance BV 2.00%, 02/23/2026(a) (b)	EUR	200	210,457
ZF Finance GmbH Series E 2.00%, 05/06/2027(b)		200	203,940
2.75%, 05/25/2027(b)		900	943,939
ZF North America Capital, Inc. 4.75%, 04/29/2025(b)	U.S.$	2,357	2,327,096
6.875%, 04/14/2028(b)		504	523,967
7.125%, 04/14/2030(b)		504	535,418

			23,684,243

Consumer Cyclical - Entertainment – 2.7%
AMC Entertainment Holdings, Inc. 7.50%, 02/15/2029(b)		142	98,539
Carnival Corp. 4.00%, 08/01/2028(b)		1,739	1,616,081
5.75%, 03/01/2027(b)		1,171	1,141,109
7.00%, 08/15/2029(b)		243	253,024
7.625%, 03/01/2026(b)	EUR	311	347,588
Carnival Holdings Bermuda Ltd. 10.375%, 05/01/2028(b)	U.S.$	3,548	3,876,190
Cedar Fair LP 5.25%, 07/15/2029		85	80,089
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op 5.375%, 04/15/2027		85	83,352
5.50%, 05/01/2025(b)		2,191	2,179,793
Cinemark USA, Inc. 5.25%, 07/15/2028(b)		492	451,582
Lindblad Expeditions LLC 6.75%, 02/15/2027(b)		365	365,292

	Principal Amount (000)		U.S. $ Value

Live Nation Entertainment, Inc. 6.50%, 05/15/2027(b)	U.S.$	508	$517,060
Motion Bondco DAC 4.50%, 11/15/2027(b)	EUR	670	669,811
NCL Corp., Ltd. 5.875%, 03/15/2026(b)	U.S.$	562	549,207
5.875%, 02/15/2027(b)		80	79,043
7.75%, 02/15/2029(b)		153	153,580
8.125%, 01/15/2029(b)		922	968,100
8.375%, 02/01/2028(b)		714	756,953
NCL Finance Ltd. 6.125%, 03/15/2028(b)		39	37,269
Royal Caribbean Cruises Ltd. 5.375%, 07/15/2027(b)		1,217	1,198,494
5.50%, 08/31/2026(b)		948	939,902
5.50%, 04/01/2028(b)		4,222	4,166,257
11.625%, 08/15/2027(b)		158	171,081
Six Flags Entertainment Corp. 7.25%, 05/15/2031(b)		1,082	1,084,664
Viking Cruises Ltd. 5.875%, 09/15/2027(b)		715	696,793
7.00%, 02/15/2029(b)		1,752	1,735,665
9.125%, 07/15/2031(b)		83	88,876
VOC Escrow Ltd. 5.00%, 02/15/2028(b)		1,749	1,678,594

			25,983,988

Consumer Cyclical - Other – 3.0%
Adams Homes, Inc. 7.50%, 02/15/2025(b)		194	192,767
Affinity Interactive 6.875%, 12/15/2027(b)		199	177,675
Brookfield Residential Properties, Inc./Brookfield Residential US LLC 4.875%, 02/15/2030(b)		1,097	967,804
6.25%, 09/15/2027(b)		1,411	1,372,728
Builders FirstSource, Inc. 6.375%, 06/15/2032(b)		906	930,354
Caesars Entertainment, Inc. 6.25%, 07/01/2025(b)		897	896,646
7.00%, 02/15/2030(b)		876	900,603
Castle UK Finco PLC 7.00%, 05/15/2029(b)	GBP	679	732,962
9.25% (EURIBOR 3 Month + 5.25%), 05/15/2028(b) (j)	EUR	514	524,345
Century Communities, Inc. 3.875%, 08/15/2029(b)	U.S.$	406	367,296
6.75%, 06/01/2027		30	30,336
Churchill Downs, Inc. 4.75%, 01/15/2028(b)		491	466,603
Everi Holdings, Inc. 5.00%, 07/15/2029(b)		240	218,716
Five Point Operating Co. LP/Five Point Capital Corp. 7.875%, 11/15/2025(b) (i)		1,556	1,549,466
Forestar Group, Inc. 3.85%, 05/15/2026(b)		385	367,801
Hilton Domestic Operating Co., Inc. 3.625%, 02/15/2032(b)		1,538	1,339,197
5.375%, 05/01/2025(b)		229	228,331
5.75%, 05/01/2028(b)		246	246,237
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc 4.875%, 07/01/2031(b)		989	871,954
5.00%, 06/01/2029(b)		1,598	1,474,780
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875%, 04/01/2027		648	637,199
Installed Building Products, Inc. 5.75%, 02/01/2028(b)		291	283,597

	Principal Amount (000)		U.S. $ Value

Jacobs Entertainment, Inc. 6.75%, 02/15/2029(b)	U.S.$	2	$1,893
Marriott Ownership Resorts, Inc. 4.50%, 06/15/2029(b)		514	454,567
Mattamy Group Corp. 4.625%, 03/01/2030(b)		95	88,095
MGM Resorts International 4.75%, 10/15/2028		1,047	996,092
5.50%, 04/15/2027		1,163	1,153,743
5.75%, 06/15/2025		30	29,937
New Home Co., Inc. (The) 8.25%, 10/15/2027(a) (b)		211	196,391
Playtech PLC 4.25%, 03/07/2026(b)	EUR	101	108,856
Shea Homes LP/Shea Homes Funding Corp. 4.75%, 02/15/2028	U.S.$	549	520,289
4.75%, 04/01/2029		911	840,524
Standard Industries, Inc./NJ 4.375%, 07/15/2030(b)		705	646,853
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875%, 05/15/2025(b)		1,785	1,777,915
Taylor Morrison Communities, Inc. 5.125%, 08/01/2030(b)		92	89,134
5.75%, 01/15/2028(b)		376	379,380
5.875%, 06/15/2027(b)		83	83,465
Thor Industries, Inc. 4.00%, 10/15/2029(b)		230	205,254
TopBuild Corp. 4.125%, 02/15/2032(b)		418	373,633
Travel & Leisure Co. 4.50%, 12/01/2029(b)		911	815,796
4.625%, 03/01/2030(b)		2,415	2,160,235
6.00%, 04/01/2027(a)		112	111,444
6.625%, 07/31/2026(b)		637	644,282
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25%, 05/15/2027(b)		781	763,724
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 5.125%, 10/01/2029(b)		1,988	1,877,750

			29,096,649

Consumer Cyclical - Restaurants – 0.4%
1011778 BC ULC/New Red Finance, Inc. 3.875%, 01/15/2028(b)		1,286	1,215,607
4.375%, 01/15/2028(b)		118	112,725
CEC Entertainment LLC 6.75%, 05/01/2026(b)		365	357,076
Raising Cane’s Restaurants LLC 9.375%, 05/01/2029(b)		917	977,616
Yum! Brands, Inc. 4.625%, 01/31/2032		1,072	1,001,559

			3,664,583

Consumer Cyclical - Retailers – 2.5%
Arko Corp. 5.125%, 11/15/2029(b)		1,035	897,940
Asbury Automotive Group, Inc. 4.625%, 11/15/2029(b)		858	795,254
5.00%, 02/15/2032(b)		919	837,284
Bath & Body Works, Inc. 6.625%, 10/01/2030(b)		1,916	1,960,215
6.75%, 07/01/2036		98	98,914
6.875%, 11/01/2035		519	525,125
7.50%, 06/15/2029		107	111,487
7.60%, 07/15/2037		261	260,937
9.375%, 07/01/2025(b)		41	43,227

	Principal Amount (000)		U.S. $ Value

BCPE Ulysses Intermediate, Inc. 7.75% (7.75% Cash or 8.50% PIK), 04/01/2027(b) (c)	U.S.$	518	$485,193
Beacon Roofing Supply, Inc. 6.50%, 08/01/2030(b)		674	691,100
Carvana Co. 5.50%, 04/15/2027(b)		415	291,020
12.00%, 12/01/2028(a) (b) (c)		941	798,116
Foundation Building Materials, Inc. 6.00%, 03/01/2029(b)		246	222,280
Gap, Inc. (The) 3.625%, 10/01/2029(b)		27	23,067
3.875%, 10/01/2031(b)		56	46,139
Group 1 Automotive, Inc. 4.00%, 08/15/2028(b)		507	470,323
Guitar Center, Inc. 8.50%, 01/15/2026(b)		396	348,820
Kontoor Brands, Inc. 4.125%, 11/15/2029(b)		894	810,567
LBM Acquisition LLC 6.25%, 01/15/2029(b)		81	72,108
LCM Investments Holdings II LLC 4.875%, 05/01/2029(b)		92	85,655
8.25%, 08/01/2031(b)		511	534,483
Levi Strauss & Co. 3.50%, 03/01/2031(b)		746	649,067
Lithia Motors, Inc. 4.375%, 01/15/2031(b)		464	422,392
LSF9 Atlantis Holdings LLC/Victra Finance Corp. 7.75%, 02/15/2026(b)		378	362,445
Michaels Cos., Inc. (The) 5.25%, 05/01/2028(b)		1,475	1,175,999
7.875%, 05/01/2029(b)		1,356	863,285
Murphy Oil USA, Inc. 3.75%, 02/15/2031(b)		442	387,274
4.75%, 09/15/2029		16	15,194
5.625%, 05/01/2027		69	68,775
NMG Holding Co., Inc./Neiman Marcus Group LLC 7.125%, 04/01/2026(b)		1,870	1,797,668
Nordstrom, Inc. 5.00%, 01/15/2044		4	2,867
Penske Automotive Group, Inc. 3.75%, 06/15/2029		903	807,341
QVC, Inc. 4.375%, 09/01/2028		5	3,612
4.45%, 02/15/2025		296	277,868
4.75%, 02/15/2027		193	152,661
Sally Holdings LLC/Sally Capital, Inc. 5.625%, 12/01/2025		343	342,846
Sonic Automotive, Inc. 4.625%, 11/15/2029(b)		1,674	1,523,229
4.875%, 11/15/2031(b)		144	128,263
Specialty Building Products Holdings LLC/SBP Finance Corp. 6.375%, 09/30/2026(b)		418	413,586
Staples, Inc. 7.50%, 04/15/2026(b)		2,851	2,659,705
10.75%, 04/15/2027(b)		1,207	881,011
White Cap Buyer LLC 6.875%, 10/15/2028(b)		161	156,195
White Cap Parent LLC 8.25% (8.25% Cash or 9.00% PIK), 03/15/2026(b) (c)		329	329,274
William Carter Co. (The) 5.625%, 03/15/2027(b)		80	79,189

			23,909,000

Consumer Non-Cyclical – 6.7%
AdaptHealth LLC 6.125%, 08/01/2028(b)		288	248,655

	Principal Amount (000)		U.S. $ Value

AHP Health Partners, Inc. 5.75%, 07/15/2029(b)	U.S.$	162	$141,177
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 4.625%, 01/15/2027(b)		615	596,282
4.875%, 02/15/2030(b)		200	191,571
6.50%, 02/15/2028(b)		2,469	2,507,852
Bausch & Lomb Escrow Corp. 8.375%, 10/01/2028(b)		2,278	2,404,405
Bausch Health Americas, Inc. 8.50%, 01/31/2027(b) (i)		543	299,699
Bausch Health Cos., Inc. 4.875%, 06/01/2028(b)		2,874	1,733,375
5.25%, 01/30/2030(b)		8	3,582
5.50%, 11/01/2025(b)		265	243,847
5.75%, 08/15/2027(b)		70	45,137
6.125%, 02/01/2027(b)		359	242,267
6.25%, 02/15/2029(b)		911	393,891
7.25%, 05/30/2029(b)		254	116,334
11.00%, 09/30/2028(b)		403	293,571
CAB SELAS 3.375%, 02/01/2028(b)	EUR	1,880	1,846,001
Cheplapharm Arzneimittel GmbH 7.50%, 05/15/2030(b)		770	903,597
CHS/Community Health Systems, Inc. 4.75%, 02/15/2031(b)	U.S.$	493	388,354
5.625%, 03/15/2027(b)		573	532,395
6.00%, 01/15/2029(b)		1,599	1,439,251
6.125%, 04/01/2030(b)		3,702	2,382,902
6.875%, 04/01/2028(b)		213	131,562
6.875%, 04/15/2029(b)		1,497	977,173
8.00%, 03/15/2026(b)		296	295,385
10.875%, 01/15/2032(b)		79	82,960
DaVita, Inc. 3.75%, 02/15/2031(b)		787	646,052
4.625%, 06/01/2030(b)		3,975	3,474,897
Edgewell Personal Care Co. 4.125%, 04/01/2029(b)		2	1,825
Elanco Animal Health, Inc. 6.65%, 08/28/2028(a) (i)		1,496	1,552,473
Embecta Corp. 5.00%, 02/15/2030(b)		2,586	2,195,622
Emergent BioSolutions, Inc. 3.875%, 08/15/2028(b)		1,516	599,615
Fortrea Holdings, Inc. 7.50%, 07/01/2030(b)		406	418,235
Garden Spinco Corp. 8.625%, 07/20/2030(b)		883	946,622
Global Medical Response, Inc. 6.50%, 10/01/2025(b)		309	245,383
Grifols SA 3.875%, 10/15/2028(b)	EUR	2,222	2,246,103
Gruenenthal GmbH 3.625%, 11/15/2026(b)		785	854,565
4.125%, 05/15/2028(b)		1,141	1,244,307
Heartland Dental LLC/Heartland Dental Finance Corp. 10.50%, 04/30/2028(b)	U.S.$	76	78,782
Herbalife Nutrition Ltd./HLF Financing, Inc. 7.875%, 09/01/2025(b)		382	380,090
Iceland Bondco PLC 9.50% (EURIBOR 3 Month + 5.50%), 12/15/2027(b) (j)	EUR	385	424,826
10.875%, 12/15/2027(b)	GBP	162	215,464
IQVIA, Inc. 2.25%, 03/15/2029(b)	EUR	862	872,344
6.50%, 05/15/2030(b)	U.S.$	329	338,544
Jazz Securities DAC 4.375%, 01/15/2029(b)		954	887,504

	Principal Amount (000)		U.S. $ Value

Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. 7.00%, 12/31/2027(b)	U.S.$	1,929	$1,841,865
Lamb Weston Holdings, Inc. 4.125%, 01/31/2030(b)		1,062	979,727
Legacy LifePoint Health LLC 4.375%, 02/15/2027(b)		3,277	3,034,800
Medline Borrower LP 3.875%, 04/01/2029(b)		1,738	1,572,027
5.25%, 10/01/2029(b)		3,167	2,990,823
Newell Brands, Inc. 4.875%, 06/01/2025		170	167,204
5.20%, 04/01/2026(a)		452	445,061
6.375%, 09/15/2027		407	406,045
Organon & Co./Organon Foreign Debt Co-Issuer BV 2.875%, 04/30/2028(b)	EUR	885	898,731
4.125%, 04/30/2028(b)	U.S.$	915	842,173
5.125%, 04/30/2031(b)		1,160	988,828
Performance Food Group, Inc. 4.25%, 08/01/2029(b)		279	255,998
5.50%, 10/15/2027(b)		290	285,950
Perrigo Finance Unlimited Co. 4.65%, 06/15/2030(a)		691	628,371
Post Holdings, Inc. 4.50%, 09/15/2031(b)		131	117,739
4.625%, 04/15/2030(b)		821	758,235
5.50%, 12/15/2029(b)		529	510,890
Prime Healthcare Services, Inc. 7.25%, 11/01/2025(b)		225	219,949
Primo Water Holdings, Inc. 4.375%, 04/30/2029(b)		1,227	1,132,709
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. 9.75%, 12/01/2026(b)		775	772,643
RP Escrow Issuer LLC 5.25%, 12/15/2025(b)		471	379,369
Spectrum Brands, Inc. 3.875%, 03/15/2031(b)		1,170	1,062,517
Tempur Sealy International, Inc. 3.875%, 10/15/2031(b)		473	399,214
4.00%, 04/15/2029(b)		18	16,321
Tenet Healthcare Corp. 4.375%, 01/15/2030		2,307	2,141,548
6.125%, 10/01/2028		648	645,005
6.125%, 06/15/2030		1,017	1,028,327
Triton Water Holdings, Inc. 6.25%, 04/01/2029(b)		884	775,700
US Acute Care Solutions LLC 6.375%, 03/01/2026(b)		3,238	2,706,348
US Foods, Inc. 4.75%, 02/15/2029(b)		88	83,713
6.875%, 09/15/2028(b)		79	81,480
7.25%, 01/15/2032(b)		77	80,443

			64,314,231

Energy – 6.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.375%, 06/15/2029(b)		80	77,027
5.75%, 03/01/2027(b)		80	79,460
5.75%, 01/15/2028(b)		100	98,946
Ascent Resources Utica Holdings LLC/ARU Finance Corp. 7.00%, 11/01/2026(b)		3	3,017
Berry Petroleum Co. LLC 7.00%, 02/15/2026(b)		245	238,844
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.625%, 12/15/2025(b)		421	426,412

	Principal Amount (000)		U.S. $ Value

Buckeye Partners LP 3.95%, 12/01/2026	U.S.$	91	$86,303
4.125%, 03/01/2025(b)		85	82,634
California Resources Corp. 7.125%, 02/01/2026(b)		348	353,404
Callon Petroleum Co. 7.50%, 06/15/2030(b)		1,004	1,014,731
8.00%, 08/01/2028(b)		85	86,983
CGG SA 8.75%, 04/01/2027(b)		422	386,191
Chesapeake Energy Corp. 5.50%, 02/01/2026(b)		432	429,035
CITGO Petroleum Corp. 6.375%, 06/15/2026(b)		471	469,707
7.00%, 06/15/2025(b)		1,781	1,777,443
8.375%, 01/15/2029(b)		844	868,019
Civitas Resources, Inc. 5.00%, 10/15/2026(b)		682	662,519
8.375%, 07/01/2028(b)		1,735	1,814,579
8.625%, 11/01/2030(b)		521	554,225
8.75%, 07/01/2031(b)		1,137	1,208,005
CNX Resources Corp. 6.00%, 01/15/2029(b)		710	682,345
7.375%, 01/15/2031(b)		107	108,107
Comstock Resources, Inc. 5.875%, 01/15/2030(b)		30	26,111
6.75%, 03/01/2029(b)		294	270,092
Crescent Energy Finance LLC 7.25%, 05/01/2026(b)		1,228	1,243,245
9.25%, 02/15/2028(b)		1,134	1,176,792
Encino Acquisition Partners Holdings LLC 8.50%, 05/01/2028(b)		1,318	1,302,049
Enerflex Ltd. 9.00%, 10/15/2027(b)		337	326,501
EnLink Midstream Partners LP Series C 9.76% (CME Term SOFR 3 Month + 4.37%), 01/29/2024(j) (l)		2,734	2,520,801
EQM Midstream Partners LP 4.50%, 01/15/2029(b)		898	849,633
4.75%, 01/15/2031(b)		1,464	1,367,047
5.50%, 07/15/2028		84	83,540
FTAI Infra Escrow Holdings LLC 10.50%, 06/01/2027(b)		351	364,906
Genesis Energy LP/Genesis Energy Finance Corp. 6.25%, 05/15/2026		92	91,858
7.75%, 02/01/2028		440	441,756
8.00%, 01/15/2027		730	742,904
8.25%, 01/15/2029		1,438	1,481,195
Global Partners LP/GLP Finance Corp. 6.875%, 01/15/2029		1,921	1,861,869
7.00%, 08/01/2027		403	394,009
Gulfport Energy Corp. 8.00%, 05/17/2026(b)		610	617,638
8.00%, 05/17/2026		4	3,670
Hess Midstream Operations LP 4.25%, 02/15/2030(b)		798	737,656
5.125%, 06/15/2028(b)		470	454,056
5.625%, 02/15/2026(b)		481	477,641
Hilcorp Energy I LP/Hilcorp Finance Co. 5.75%, 02/01/2029(b)		313	304,054
6.00%, 02/01/2031(b)		412	396,695
6.25%, 04/15/2032(b)		185	178,005
8.375%, 11/01/2033(b)		1,355	1,441,116
Howard Midstream Energy Partners LLC 8.875%, 07/15/2028(b)		702	739,344
Ithaca Energy North Sea PLC 9.00%, 07/15/2026(b)		200	197,866

	Principal Amount (000)		U.S. $ Value

ITT Holdings LLC 6.50%, 08/01/2029(b)	U.S.$	2,299	$2,032,439
KCA Deutag UK Finance PLC 9.875%, 12/01/2025(b)		331	335,032
MEG Energy Corp. 5.875%, 02/01/2029(b)		388	377,039
Moss Creek Resources Holdings, Inc. 7.50%, 01/15/2026(b)		2,830	2,820,635
Murphy Oil Corp. 5.875%, 12/01/2027		265	263,443
Nabors Industries Ltd. 7.25%, 01/15/2026(b)		403	386,073
7.50%, 01/15/2028(b)		2,085	1,814,058
Nabors Industries, Inc. 7.375%, 05/15/2027(b)		399	391,379
9.125%, 01/31/2030(b)		159	160,309
New Fortress Energy, Inc. 6.50%, 09/30/2026(b)		1,721	1,654,139
6.75%, 09/15/2025(b)		1,558	1,546,381
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.50%, 02/01/2026(b)		1,951	1,971,236
NuStar Logistics LP 5.625%, 04/28/2027		80	79,600
5.75%, 10/01/2025		80	79,813
6.00%, 06/01/2026		80	79,775
6.375%, 10/01/2030		225	225,516
Oceaneering International, Inc. 6.00%, 02/01/2028(b)		85	82,820
Parkland Corp. 4.50%, 10/01/2029(b)		220	202,810
4.625%, 05/01/2030(b)		220	203,752
5.875%, 07/15/2027(b)		46	45,826
PBF Holding Co. LLC/PBF Finance Corp. 6.00%, 02/15/2028		318	310,652
7.875%, 09/15/2030(b)		77	78,424
PDC Energy, Inc. 5.75%, 05/15/2026(i)		1,351	1,348,565
Permian Resources Operating LLC 5.875%, 07/01/2029(b)		448	435,890
Petrofac Ltd. 9.75%, 11/15/2026(b)		200	104,000
Rockies Express Pipeline LLC 3.60%, 05/15/2025(b)		442	428,007
Southwestern Energy Co. 5.375%, 02/01/2029		187	182,080
8.375%, 09/15/2028		120	124,716
Strathcona Resources Ltd./Alberta 6.875%, 08/01/2026(b)		357	341,454
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 9.00%, 10/15/2026(a) (b)		1,400	1,397,251
Sunoco LP/Sunoco Finance Corp. 4.50%, 05/15/2029		204	190,382
4.50%, 04/30/2030		80	74,094
5.875%, 03/15/2028		774	772,745
7.00%, 09/15/2028(b)		79	81,553
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 6.00%, 12/31/2030(b)		160	150,078
6.00%, 09/01/2031(b)		72	66,709
Transocean Aquila Ltd. 8.00%, 09/30/2028(b)		1,143	1,166,462
Transocean Titan Financing Ltd. 8.375%, 02/01/2028(b)		343	354,954
Transocean, Inc. 8.75%, 02/15/2030(b)		241	252,403
11.50%, 01/30/2027(b)		211	220,652

	Principal Amount (000)		U.S. $ Value

USA Compression Partners LP/USA Compression Finance Corp. 6.875%, 09/01/2027	U.S.$	4	$3,964
Venture Global Calcasieu Pass LLC 3.875%, 08/15/2029(b)		93	83,751
3.875%, 11/01/2033(b)		83	70,424
4.125%, 08/15/2031(b)		973	859,697
Venture Global LNG, Inc. 8.125%, 06/01/2028(b)		1,448	1,462,391
8.375%, 06/01/2031(b)		1,107	1,107,242
9.50%, 02/01/2029(b)		1,663	1,758,209
9.875%, 02/01/2032(b)		1,239	1,290,257
Weatherford International Ltd. 8.625%, 04/30/2030(b)		175	182,427

			61,251,493

Other Industrial – 0.3%
AECOM 5.125%, 03/15/2027		374	371,401
American Builders & Contractors Supply Co., Inc. 4.00%, 01/15/2028(b)		100	94,882
Dealer Tire LLC/DT Issuer LLC 8.00%, 02/01/2028(b)		1,116	1,106,487
Grand Canyon University 4.125%, 10/01/2024		223	212,033
Ritchie Bros Holdings, Inc. 6.75%, 03/15/2028(b)		1,145	1,180,533
7.75%, 03/15/2031(b)		14	14,931

			2,980,267

Services – 3.2%
ADT Security Corp. (The) 4.875%, 07/15/2032(b)		1,012	938,990
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.00%, 06/01/2029(b)		327	267,877
6.625%, 07/15/2026(b)		393	391,377
9.75%, 07/15/2027(b)		1,601	1,567,926
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 3.625%, 06/01/2028(b)	EUR	255	247,063
4.625%, 06/01/2028(b)	U.S.$	1,727	1,582,974
4.875%, 06/01/2028(b)	GBP	1,010	1,083,598
AMN Healthcare, Inc. 4.625%, 10/01/2027(b)	U.S.$	4	3,812
ANGI Group LLC 3.875%, 08/15/2028(b)		2,420	2,043,721
Aptim Corp. 7.75%, 06/15/2025(b)		362	343,560
APX Group, Inc. 5.75%, 07/15/2029(b)		1,604	1,497,418
6.75%, 02/15/2027(b)		776	776,617
Aramark Services, Inc. 5.00%, 02/01/2028(b)		1,064	1,029,681
Block, Inc. 2.75%, 06/01/2026		923	869,174
Brink’s Co. (The) 4.625%, 10/15/2027(b)		383	368,002
Cars.com, Inc. 6.375%, 11/01/2028(b)		830	801,084
CoreLogic, Inc. 4.50%, 05/01/2028(b)		119	104,289
Garda World Security Corp. 4.625%, 02/15/2027(b)		188	180,664
6.00%, 06/01/2029(b)		179	160,853
7.75%, 02/15/2028(b)		1,333	1,385,971
9.50%, 11/01/2027(b)		479	483,228
IHS Markit Ltd. 4.75%, 08/01/2028		104	101,588

	Principal Amount (000)		U.S. $ Value

Korn Ferry 4.625%, 12/15/2027(b)	U.S.$	402	$387,401
Millennium Escrow Corp. 6.625%, 08/01/2026(b)		1,979	1,404,974
Mobius Merger Sub, Inc. 9.00%, 06/01/2030(b)		351	344,017
Monitronics International, Inc. 9.125%, 04/01/2020(d) (e) (f) (g) (k)		958	0
MPH Acquisition Holdings LLC 5.50%, 09/01/2028(b)		1,922	1,726,338
5.75%, 11/01/2028(b) (i)		3,508	2,895,140
Neptune Bidco US, Inc. 9.29%, 04/15/2029(b)		2,588	2,418,930
Prime Security Services Borrower LLC/Prime Finance, Inc. 3.375%, 08/31/2027(b)		423	391,623
5.25%, 04/15/2024(b)		3	2,991
6.25%, 01/15/2028(b)		1,595	1,579,613
Q-Park Holding I BV 2.00%, 03/01/2027(b)	EUR	579	591,183
Rakuten Group, Inc. 10.25%, 11/30/2024(b)	U.S.$	402	412,045
Shutterfly Finance LLC 8.50% (4.25% Cash and 4.25% PIK), 10/01/2027(a) (b) (c)		59	39,485
9.75%, 10/01/2027(b)		7	6,931
Sotheby’s 7.375%, 10/15/2027(b)		212	204,306
TriNet Group, Inc. 3.50%, 03/01/2029(b)		413	370,159
Uber Technologies, Inc. 6.25%, 01/15/2028(b)		610	613,801
Verscend Escrow Corp. 9.75%, 08/15/2026(b)		551	554,131
WASH Multifamily Acquisition, Inc. 5.75%, 04/15/2026(b)		26	25,235
Williams Scotsman, Inc. 4.625%, 08/15/2028(b)		76	72,030
WW International, Inc. 4.50%, 04/15/2029(b)		468	309,544

			30,579,344

Technology – 2.6%
Ahead DB Holdings LLC 6.625%, 05/01/2028(b)		725	637,494
AthenaHealth Group, Inc. 6.50%, 02/15/2030(b)		1,754	1,591,597
Central Parent, Inc./CDK Global, Inc. 7.25%, 06/15/2029(b)		33	33,636
CommScope Technologies LLC 5.00%, 03/15/2027(b)		108	45,462
CommScope, Inc. 4.75%, 09/01/2029(b)		637	431,493
6.00%, 03/01/2026(b)		364	323,970
8.25%, 03/01/2027(b)		86	45,360
Conduent Business Services LLC/Conduent State & Local Solutions, Inc. 6.00%, 11/01/2029(b)		18	16,212
Consensus Cloud Solutions, Inc. 6.50%, 10/15/2028(b)		51	46,626
Entegris Escrow Corp. 5.95%, 06/15/2030(b)		1,146	1,138,694
Fair Isaac Corp. 4.00%, 06/15/2028(b)		423	400,246
Gen Digital, Inc. 6.75%, 09/30/2027(b)		1,271	1,292,801
7.125%, 09/30/2030(b)		586	613,200
GoTo Group, Inc. 5.50%, 09/01/2027(b)		2,165	1,042,210

	Principal Amount (000)		U.S. $ Value

Imola Merger Corp. 4.75%, 05/15/2029(b)	U.S.$	968	$918,631
MicroStrategy, Inc. 6.125%, 06/15/2028(b)		352	342,513
NCR Voyix Corp. 5.125%, 04/15/2029(b)		963	917,068
Newfold Digital Holdings Group, Inc. 11.75%, 10/15/2028(b)		357	383,252
ON Semiconductor Corp. 3.875%, 09/01/2028(b)		383	356,055
Playtika Holding Corp. 4.25%, 03/15/2029(b)		1,199	1,050,939
Presidio Holdings, Inc. 4.875%, 02/01/2027(b)		198	193,629
8.25%, 02/01/2028(b)		1,740	1,753,519
PTC, Inc. 3.625%, 02/15/2025(b)		380	371,005
Rackspace Technology Global, Inc. 3.50%, 02/15/2028(b)		3,885	1,555,266
Science Applications International Corp. 4.875%, 04/01/2028(b)		105	100,430
Seagate HDD Cayman 4.09%, 06/01/2029		1,555	1,440,929
4.125%, 01/15/2031		38	33,988
4.875%, 06/01/2027		246	241,558
8.25%, 12/15/2029(b)		956	1,030,725
8.50%, 07/15/2031(b)		1,012	1,100,151
Sensata Technologies, Inc. 3.75%, 02/15/2031(b)		392	345,447
TTM Technologies, Inc. 4.00%, 03/01/2029(b)		375	340,614
Vericast Corp. 11.00%, 09/15/2026(b)		130	137,810
Veritas US, Inc./Veritas Bermuda Ltd. 7.50%, 09/01/2025(b)		3,248	2,673,428
Virtusa Corp. 7.125%, 12/15/2028(b)		717	616,260
Western Digital Corp. 4.75%, 02/15/2026		1,271	1,246,047
Xerox Corp. 6.75%, 12/15/2039		42	36,672
Xerox Holdings Corp. 5.50%, 08/15/2028(b)		478	431,411

			25,276,348

Transportation - Airlines – 0.9%
Allegiant Travel Co. 7.25%, 08/15/2027(b)		127	124,852
American Airlines, Inc. 7.25%, 02/15/2028(b)		81	82,278
8.50%, 05/15/2029(b)		959	1,014,401
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.50%, 04/20/2026(b)		2,061	2,043,909
5.75%, 04/20/2029(b)		1,208	1,178,083
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd. 5.75%, 01/20/2026(b)		2,825	2,666,670
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. 8.00%, 09/20/2025(b)		1,590	1,154,693
United Airlines, Inc. 4.375%, 04/15/2026(b)		84	81,927
VistaJet Malta Finance PLC/Vista Management Holding, Inc. 6.375%, 02/01/2030(b)		15	10,481
7.875%, 05/01/2027(b)		428	369,869

			8,727,163

	Principal Amount (000)		U.S. $ Value

Transportation - Services – 1.1%
Albion Financing 1 SARL/Aggreko Holdings, Inc. 5.25%, 10/15/2026(b)	EUR	625	$689,057
6.125%, 10/15/2026(b)	U.S.$	228	226,624
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 4.75%, 04/01/2028(b)		660	611,329
5.375%, 03/01/2029(b)		424	392,496
5.75%, 07/15/2027(b)		1,031	996,651
8.00%, 02/15/2031(b)		78	78,000
BCP V Modular Services Finance PLC 6.75%, 11/30/2029(b)	EUR	1,214	1,099,884
BCP V Modular Services Finance II PLC 4.75%, 11/30/2028(b)		132	134,767
Boels Topholding BV 6.25%, 02/15/2029(b)		862	992,723
Hertz Corp. (The) 4.625%, 12/01/2026(b)	U.S.$	1,260	1,145,652
5.00%, 12/01/2029(b)		1,441	1,182,529
Loxam SAS 2.875%, 04/15/2026(b)	EUR	301	321,466
4.50%, 02/15/2027(b)		629	692,404
6.375%, 05/31/2029(b)		172	196,727
PROG Holdings, Inc. 6.00%, 11/15/2029(b)	U.S.$	374	348,698
Rand Parent LLC 8.50%, 02/15/2030(b)		372	355,798
United Rentals North America, Inc. 4.00%, 07/15/2030		3	2,764
XPO, Inc. 7.125%, 02/01/2032(b)		816	841,595

			10,309,164

			479,355,783

Financial Institutions – 5.7%
Banking – 0.3%
Ally Financial, Inc. Series C 4.70%, 05/15/2028(l)		256	174,894
Bread Financial Holdings, Inc. 7.00%, 01/15/2026(b)		1,157	1,148,995
9.75%, 03/15/2029(b)		783	811,555
Freedom Mortgage Corp. 7.625%, 05/01/2026(b)		35	34,572
12.00%, 10/01/2028(b)		77	83,962
UniCredit SpA 5.46%, 06/30/2035(b)		243	228,857
7.30%, 04/02/2034(b)		200	205,820

			2,688,655

Brokerage – 1.0%
AG Issuer LLC 6.25%, 03/01/2028(b)		698	693,730
AG TTMT Escrow Issuer LLC 8.625%, 09/30/2027(b)		784	825,142
Aretec Group, Inc. 10.00%, 08/15/2030(b)		1,656	1,759,931
Hightower Holding LLC 6.75%, 04/15/2029(b)		2,936	2,664,760
NFP Corp. 6.875%, 08/15/2028(b)		326	331,598
7.50%, 10/01/2030(b)		1,323	1,412,724
Osaic Holdings, Inc. 10.75%, 08/01/2027(b)		1,425	1,449,777

			9,137,662

Finance – 2.4%
Castlelake Aviation Finance DAC 5.00%, 04/15/2027(b)		1,036	972,424
CNG Holdings, Inc. 14.50%, 06/30/2026(b)		794	674,900

	Principal Amount (000)		U.S. $ Value

Compass Group Diversified Holdings LLC 5.25%, 04/15/2029(b)	U.S.$	1,277	$1,187,828
Curo Group Holdings Corp. 7.50%, 08/01/2028(b)		3,647	1,226,897
Curo SPV LLC 18.00%, 08/02/2027(d) (f)		1,572	1,375,159
Encore Capital Group, Inc. 4.875%, 10/15/2025(b)	EUR	880	967,923
Enova International, Inc. 8.50%, 09/01/2024(b)	U.S.$	343	343,000
8.50%, 09/15/2025(b)		1,996	1,973,274
11.25%, 12/15/2028(b)		651	671,485
GGAM Finance Ltd. 7.75%, 05/15/2026(b)		662	673,757
8.00%, 02/15/2027(b)		1,084	1,112,498
8.00%, 06/15/2028(b)		1,069	1,109,240
goeasy Ltd. 9.25%, 12/01/2028(b)		1,043	1,114,635
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5.00%, 08/15/2028(b)		2,234	2,023,971
LD Holdings Group LLC 6.125%, 04/01/2028(b)		421	361,160
6.50%, 11/01/2025(b)		85	78,784
Midcap Financial Issuer Trust 5.625%, 01/15/2030(b)		216	190,508
6.50%, 05/01/2028(b)		231	216,224
Nationstar Mortgage Holdings, Inc. 6.00%, 01/15/2027(b)		499	495,407
Navient Corp. 4.875%, 03/15/2028		2,003	1,861,753
5.00%, 03/15/2027		600	579,427
5.50%, 03/15/2029		79	72,884
5.625%, 08/01/2033		40	32,957
6.75%, 06/25/2025		954	965,935
6.75%, 06/15/2026		835	848,283
OneMain Finance Corp. 3.50%, 01/15/2027		174	161,440
9.00%, 01/15/2029		76	80,379
SLM Corp. 3.125%, 11/02/2026		188	175,987
Synchrony Financial 7.25%, 02/02/2033		1,884	1,873,930

			23,422,049

Insurance – 0.5%
Acrisure LLC/Acrisure Finance, Inc. 4.25%, 02/15/2029(b)		152	138,512
10.125%, 08/01/2026(b)		559	586,160
Ardonagh Midco 2 PLC 11.50% (11.50% Cash or 12.75% PIK), 01/15/2027(b) (c)		1,926	1,907,188
HUB International Ltd. 7.00%, 05/01/2026(b)		292	292,425
7.25%, 06/15/2030(b)		1,476	1,558,266
Molina Healthcare, Inc. 4.375%, 06/15/2028(b)		456	432,223

			4,914,774

Other Finance – 0.4%
Armor Holdco, Inc. 8.50%, 11/15/2029(b)		1,967	1,789,214
Coinbase Global, Inc. 3.375%, 10/01/2028(b)		1,281	1,065,771
3.625%, 10/01/2031(b)		694	530,966

			3,385,951

REITs – 1.1%
Aedas Homes Opco SLU 4.00%, 08/15/2026(b)	EUR	1,580	1,648,466
Agps Bondco PLC 5.50%, 11/13/2026(a) (b)		200	76,481

	Principal Amount (000)		U.S. $ Value

Apollo Commercial Real Estate Finance, Inc. 4.625%, 06/15/2029(b)	U.S.$	409	$344,254
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL 4.50%, 04/01/2027(b)		1,121	1,009,518
5.75%, 05/15/2026(b)		350	339,914
Iron Mountain, Inc. 4.875%, 09/15/2027(b)		168	163,700
4.875%, 09/15/2029(b)		252	238,008
5.25%, 03/15/2028(b)		1,943	1,888,679
5.25%, 07/15/2030(b)		80	76,102
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.75%, 06/15/2029(b)		99	89,273
MPT Operating Partnership LP/MPT Finance Corp. 5.00%, 10/15/2027		257	210,833
Office Properties Income Trust 3.45%, 10/15/2031		863	430,969
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75%, 01/15/2029(b)		9	7,000
Service Properties Trust 4.75%, 10/01/2026		89	83,779
4.95%, 02/15/2027		406	369,530
4.95%, 10/01/2029		85	70,227
8.625%, 11/15/2031(b)		991	1,038,790
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC 10.50%, 02/15/2028(b)		593	601,509
Via Celere Desarrollos Inmobiliarios SA 5.25%, 04/01/2026(b)	EUR	771	816,476
Vivion Investments SARL 3.00%, 08/08/2024(b)		1,000	1,033,717
Series E 7.90%, 02/28/2029(a) (b) (c)		400	334,611

			10,871,836

			54,420,927

Utility – 0.6%
Electric – 0.5%
Calpine Corp. 5.125%, 03/15/2028(b)	U.S.$	304	291,318
ContourGlobal Power Holdings SA 3.125%, 01/01/2028(b)	EUR	167	162,221
NextEra Energy Operating Partners LP 4.50%, 09/15/2027(b)	U.S.$	108	103,978
NRG Energy, Inc. 3.375%, 02/15/2029(b)		253	223,520
3.625%, 02/15/2031(b)		90	77,418
3.875%, 02/15/2032(b)		188	160,990
5.25%, 06/15/2029(b)		80	77,753
6.625%, 01/15/2027		7	7,040
10.25%, 03/15/2028(b) (l)		842	876,489
Pike Corp. 8.625%, 01/31/2031(b)		78	82,047
Vistra Corp. 7.00%, 12/15/2026(b) (l)		835	827,476
8.00%, 10/15/2026(b) (l)		1,003	999,557
Vistra Operations Co. LLC 4.375%, 05/01/2029(b)		91	84,394
5.00%, 07/31/2027(b)		80	77,898
5.625%, 02/15/2027(b)		318	314,432

			4,366,531

Natural Gas – 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp. 5.75%, 05/20/2027		183	177,992
5.875%, 08/20/2026		140	138,308

			316,300

	Principal Amount (000)		U.S. $ Value

Other Utility – 0.1%
Solaris Midstream Holdings LLC 7.625%, 04/01/2026(b)	U.S.$	1,376	$1,398,470

			6,081,301

Total Corporates - Non-Investment Grade (cost $567,348,851)			539,858,011

CORPORATES - INVESTMENT GRADE – 19.2%
Industrial – 9.7%
Basic – 1.0%
AngloGold Ashanti Holdings PLC 3.375%, 11/01/2028		283	254,929
Braskem Netherlands Finance BV 4.50%, 01/10/2028(b)		1,265	1,027,180
4.50%, 01/31/2030(b)		1,515	1,159,278
8.50%, 01/12/2031(b)		601	557,427
Celanese US Holdings LLC 6.35%, 11/15/2028		389	407,887
6.55%, 11/15/2030		940	995,259
Freeport Indonesia PT 4.76%, 04/14/2027(b)		281	276,816
Georgia-Pacific LLC 8.875%, 05/15/2031		1	1,250
Glencore Funding LLC 6.50%, 10/06/2033(b)		1,173	1,280,081
Industrias Penoles SAB de CV 5.65%, 09/12/2049(b)		386	347,400
INEOS Finance PLC 3.375%, 03/31/2026(b)	EUR	351	379,788
MEGlobal Canada ULC 5.875%, 05/18/2030(b)	U.S.$	343	351,896
Nexa Resources SA 6.50%, 01/18/2028(b)		773	773,155
Olin Corp. 5.625%, 08/01/2029		735	724,236
Suzano Austria GmbH 3.75%, 01/15/2031		262	229,168
5.00%, 01/15/2030		218	209,416
Series DM3N 3.125%, 01/15/2032		331	273,489
UPL Corp., Ltd. 4.50%, 03/08/2028(b)		272	239,360
4.625%, 06/16/2030(b)		673	563,006

			10,051,021

Capital Goods – 0.1%
Howmet Aerospace, Inc. 5.90%, 02/01/2027		601	616,483
Regal Rexnord Corp. 6.30%, 02/15/2030(b)		235	241,909
6.40%, 04/15/2033(b)		277	289,273
Weir Group PLC (The) 2.20%, 05/13/2026(b)		200	185,729

			1,333,394

Communications - Media – 0.7%
Cox Communications, Inc. 5.70%, 06/15/2033(b)		442	460,920
DIRECTV Financing LLC/Directv Financing Co-Obligor, Inc. 5.875%, 08/15/2027(b)		2,651	2,489,271
Prosus NV 3.06%, 07/13/2031(b)		1,744	1,401,740
4.03%, 08/03/2050(b)		331	215,771
Time Warner Cable LLC 6.55%, 05/01/2037		330	325,365
Warnermedia Holdings, Inc. 4.28%, 03/15/2032		1,034	945,971

	Principal Amount (000)		U.S. $ Value

Weibo Corp. 3.375%, 07/08/2030	U.S.$	513	$441,739

			6,280,777

Communications - Telecommunications – 0.2%
Hughes Satellite Systems Corp. 5.25%, 08/01/2026		118	104,863
Sprint Capital Corp. 8.75%, 03/15/2032		666	821,818
Sprint LLC 7.625%, 03/01/2026		186	194,257
Xiaomi Best Time International Ltd. 3.375%, 04/29/2030(b)		718	629,291

			1,750,229

Consumer Cyclical - Automotive – 2.2%
Ford Motor Co. 3.25%, 02/12/2032		3,259	2,711,289
6.10%, 08/19/2032		709	715,319
Ford Motor Credit Co. LLC 2.70%, 08/10/2026		793	734,637
4.95%, 05/28/2027		1,160	1,132,533
6.80%, 05/12/2028		756	789,702
7.35%, 11/04/2027		2,541	2,677,247
Series G 4.39%, 01/08/2026		200	194,443
General Motors Co. 5.20%, 04/01/2045		19	17,131
General Motors Financial Co., Inc. 2.35%, 01/08/2031		525	434,174
2.70%, 06/10/2031		1,516	1,271,817
3.60%, 06/21/2030		264	240,003
5.65%, 01/17/2029		30	30,708
5.85%, 04/06/2030		164	169,246
6.40%, 01/09/2033		1,708	1,819,007
Harley-Davidson Financial Services, Inc. 6.50%, 03/10/2028(b)		3,503	3,634,994
Hyundai Capital America 6.10%, 09/21/2028(b)		1,745	1,812,881
Lear Corp. 3.50%, 05/30/2030		3	2,685
4.25%, 05/15/2029		17	16,353
Nissan Motor Acceptance Co. LLC 1.85%, 09/16/2026(b)		126	113,339
2.45%, 09/15/2028(b)		575	492,423
2.75%, 03/09/2028(b)		1,245	1,098,175
6.95%, 09/15/2026(b)		77	79,603
7.05%, 09/15/2028(b)		77	81,178
Nissan Motor Co., Ltd. 4.345%, 09/17/2027(b)		1,084	1,037,162
4.81%, 09/17/2030(b)		233	218,015

			21,524,064

Consumer Cyclical - Entertainment – 0.2%
Mattel, Inc. 3.375%, 04/01/2026(b)		1,152	1,096,987
3.75%, 04/01/2029(b)		383	350,132
5.875%, 12/15/2027(b)		578	577,516

			2,024,635

Consumer Cyclical - Other – 0.9%
GENM Capital Labuan Ltd. 3.88%, 04/19/2031(b)		234	199,266
Genting New York LLC/GENNY Capital, Inc. 3.30%, 02/15/2026(b)		239	220,393
International Game Technology PLC 3.50%, 06/15/2026(b)	EUR	214	234,448
4.125%, 04/15/2026(b)	U.S.$	1,352	1,313,083
Las Vegas Sands Corp. 3.50%, 08/18/2026		74	70,668

	Principal Amount (000)		U.S. $ Value

MDC Holdings, Inc. 6.00%, 01/15/2043	U.S.$	1,881	$1,755,178
Owens Corning 7.00%, 12/01/2036(a)		777	892,459
Resorts World Las Vegas LLC/RWLV Capital, Inc. 4.625%, 04/16/2029(b)		1,400	1,217,718
4.625%, 04/06/2031(b)		1,100	912,127
8.45%, 07/27/2030(b)		200	205,691
Sands China Ltd. 3.50%, 08/08/2031(a)		285	237,173
4.30%, 01/08/2026(a)		200	192,063
4.625%, 06/18/2030(a)		935	851,741

			8,302,008

Consumer Cyclical - Retailers – 0.2%
Macy’s Retail Holdings LLC 5.875%, 04/01/2029(b)		316	303,800
5.875%, 03/15/2030(b)		1,064	1,004,878
6.125%, 03/15/2032(b)		509	481,701
Tapestry, Inc. 7.00%, 11/27/2026		258	267,661
7.05%, 11/27/2025		149	152,510

			2,210,550

Consumer Non-Cyclical – 1.3%
Altria Group, Inc. 6.875%, 11/01/2033		1,024	1,127,095
BAT Capital Corp. 6.42%, 08/02/2033		1,197	1,253,384
7.08%, 08/02/2043		77	81,874
7.08%, 08/02/2053		77	82,389
7.75%, 10/19/2032		665	750,138
Bayer US Finance LLC 6.375%, 11/21/2030(b)		1,601	1,644,565
Charles River Laboratories International, Inc. 3.75%, 03/15/2029(b)		770	708,997
4.00%, 03/15/2031(b)		45	40,822
IQVIA, Inc. 5.70%, 05/15/2028(b)		340	346,934
6.25%, 02/01/2029(b)		943	984,759
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL 6.75%, 03/15/2034(b)		1,344	1,417,200
7.25%, 11/15/2053(b)		77	83,555
Mylan, Inc. 5.20%, 04/15/2048		403	334,041
Pilgrim’s Pride Corp. 3.50%, 03/01/2032		1,249	1,058,135
6.875%, 05/15/2034		1,581	1,706,988
PRA Health Sciences, Inc. 2.875%, 07/15/2026(b)		363	339,655
Reynolds American, Inc. 5.85%, 08/15/2045		171	161,095

			12,121,626

Energy – 2.1%
Apache Corp. 4.75%, 04/15/2043		8	6,325
5.10%, 09/01/2040		24	20,568
Cenovus Energy, Inc. 6.75%, 11/15/2039		30	32,755
Cheniere Energy Partners LP 4.50%, 10/01/2029		603	576,005
Columbia Pipelines Operating Co. LLC 5.93%, 08/15/2030(b)		228	235,934
6.04%, 11/15/2033(b)		320	335,468
Continental Resources, Inc./OK 2.875%, 04/01/2032(b)		343	278,284
5.75%, 01/15/2031(b)		692	688,433

	Principal Amount (000)		U.S. $ Value

Ecopetrol SA 4.625%, 11/02/2031	U.S.$	841	$711,433
6.875%, 04/29/2030		782	770,270
8.625%, 01/19/2029		2,054	2,190,077
EnLink Midstream LLC 5.625%, 01/15/2028(b)		434	427,907
EnLink Midstream Partners LP 4.85%, 07/15/2026		440	433,093
5.05%, 04/01/2045		807	670,255
5.60%, 04/01/2044		104	91,648
Enterprise Products Operating LLC Series E 5.25%, 08/16/2077		345	331,332
EQT Corp. 3.90%, 10/01/2027		291	278,599
HF Sinclair Corp. 5.00%, 02/01/2028(b)		377	365,022
Hunt Oil Co. of Peru LLC Sucursal Del Peru 8.55%, 09/18/2033(b)		403	435,776
KazMunayGas National Co. JSC 4.75%, 04/19/2027(b)		543	528,801
5.375%, 04/24/2030(b)		1,383	1,368,306
Occidental Petroleum Corp. 4.40%, 04/15/2046		62	50,779
6.20%, 03/15/2040		2	2,062
6.45%, 09/15/2036		59	62,580
7.50%, 05/01/2031		1,673	1,876,760
Oleoducto Central SA 4.00%, 07/14/2027(b)		424	392,153
ONEOK, Inc. 6.05%, 09/01/2033		703	744,070
Ovintiv, Inc. 5.65%, 05/15/2028		777	793,465
6.25%, 07/15/2033		782	809,124
6.50%, 02/01/2038		350	361,314
Tengizchevroil Finance Co. International Ltd. 3.25%, 08/15/2030(b)		1,212	993,840
Var Energi ASA 7.50%, 01/15/2028(b)		894	950,236
8.00%, 11/15/2032(b)		1,585	1,786,498
Western Midstream Operating LP 3.95%, 06/01/2025		225	219,778
5.45%, 04/01/2044		193	174,923

			19,993,873

Other Industrial – 0.1%
LKQ Corp. 6.25%, 06/15/2033		945	987,553

Services – 0.2%
Gartner, Inc. 3.625%, 06/15/2029(b)		262	236,967
4.50%, 07/01/2028(b)		86	81,487
GTCR W-2 Merger Sub LLC 7.50%, 01/15/2031(b)		1,210	1,283,741
GTCR W-2 Merger Sub LLC/GTCR W Dutch Finance Sub BV 8.50%, 01/15/2031(b)	GBP	163	225,038
Verisk Analytics, Inc. 5.50%, 06/15/2045	U.S.$	5	4,934

			1,832,167

Technology – 0.1%
Lenovo Group Ltd. 3.42%, 11/02/2030(b)		289	254,684
5.83%, 01/27/2028(b)		597	608,295
Western Digital Corp. 2.85%, 02/01/2029		59	50,620
3.10%, 02/01/2032		130	103,528
Xiaomi Best Time International Ltd. 2.875%, 07/14/2031(b)		318	262,560

			1,279,687

	Principal Amount (000)		U.S. $ Value

Transportation - Airlines – 0.3%
Delta Air Lines, Inc. 2.90%, 10/28/2024	U.S.$	427	$415,979
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.75%, 10/20/2028(b)		716	703,915
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. 6.50%, 06/20/2027(b)		1,739	1,743,905

			2,863,799

Transportation - Railroads – 0.0%
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(b)		384	349,540

Transportation - Services – 0.1%
AerCap Global Aviation Trust 6.50%, 06/15/2045(b)		235	235,280
United Rentals North America, Inc. 3.875%, 11/15/2027		712	679,893

			915,173

			93,820,096

Financial Institutions – 8.9%
Banking – 6.3%
AIB Group PLC 4.26%, 04/10/2025(b)		526	523,235
6.61%, 09/13/2029(b)		429	451,968
Ally Financial, Inc. 6.70%, 02/14/2033		1,192	1,192,841
6.85%, 01/03/2030		41	42,159
8.00%, 11/01/2031		548	600,246
Series B 4.70%, 05/15/2026(l)		2,950	2,225,371
Banco Santander SA 2.75%, 12/03/2030		400	332,212
3.225%, 11/22/2032		200	166,989
6.92%, 08/08/2033		2,600	2,763,851
9.625%, 05/21/2033(l)		1,400	1,530,721
Bank of America Corp. Series U 8.77% (CME Term SOFR 3 Month + 3.40%), 01/29/2024(j) (l)		316	316,068
Series X 6.25%, 09/05/2024(l)		1,199	1,190,878
Barclays PLC 6.125%, 12/15/2025(l)		3,088	2,944,283
7.12%, 06/27/2034		361	384,498
7.125%, 06/15/2025(l)	GBP	404	501,441
BNP Paribas SA 4.625%, 02/25/2031(b) (l)	U.S.$	1,350	1,089,774
7.375%, 08/19/2025(b) (l)		755	756,713
8.50%, 08/14/2028(b) (l)		1,205	1,262,314
CaixaBank SA 5.875%, 10/09/2027(b) (l)	EUR	1,000	1,068,725
6.84%, 09/13/2034(b)	U.S.$	1,227	1,298,145
Capital One Financial Corp. 2.36%, 07/29/2032		423	321,177
5.82%, 02/01/2034		17	16,931
7.62%, 10/30/2031		1,234	1,353,868
Citigroup, Inc. 7.625%, 11/15/2028(l)		592	604,315
Series W 4.00%, 12/10/2025(l)		413	380,522
Credit Agricole SA 8.125%, 12/23/2025(b) (l)		1,909	1,945,361
Deutsche Bank AG/New York NY 1.45%, 04/01/2025		150	148,170
6.72%, 01/18/2029		1,317	1,379,347
6.82%, 11/20/2029		269	283,118
7.08%, 02/10/2034		1,509	1,550,449
7.15%, 07/13/2027		573	594,949

	Principal Amount (000)		U.S. $ Value

Discover Financial Services 7.96%, 11/02/2034	U.S.$	270	$300,356
Goldman Sachs Group, Inc. (The) Series P 8.505% (SOFR + 3.14%), 01/29/2024(j) (l)		1,130	1,127,781
HSBC Holdings PLC 4.76%, 03/29/2033		901	839,718
8.11%, 11/03/2033		1,024	1,179,721
Series E 4.75%, 07/04/2029(b) (l)	EUR	1,595	1,591,071
Intesa Sanpaolo SpA 5.02%, 06/26/2024(b)	U.S.$	331	327,621
5.71%, 01/15/2026(b)		1,650	1,643,040
6.625%, 06/20/2033(b)		997	1,020,487
7.20%, 11/28/2033(b)		832	888,108
7.80%, 11/28/2053(b)		201	221,686
JPMorgan Chase & Co. Series Q 8.89% (SOFR + 3.51%), 02/01/2024(j) (l)		1,212	1,216,538
Series R 8.94% (SOFR + 3.56%), 02/01/2024(j) (l)		89	89,325
KeyBank NA/Cleveland OH 3.30%, 06/01/2025		304	292,495
Lloyds Banking Group PLC 7.50%, 09/27/2025(l)		939	921,861
7.95%, 11/15/2033		854	979,673
8.00%, 09/27/2029(l)		801	799,804
Nordea Bank Abp 6.625%, 03/26/2026(b) (l)		3,065	3,022,921
PNC Financial Services Group, Inc. (The) Series R 8.68% (CME Term SOFR 3 Month + 3.30%), 03/01/2024(j) (l)		503	502,584
Santander Holdings USA, Inc. 6.50%, 03/09/2029		1,967	2,034,756
6.565%, 06/12/2029		1,616	1,667,879
7.66%, 11/09/2031		183	198,097
Santander UK Group Holdings PLC 6.83%, 11/21/2026		2,533	2,581,705
Societe Generale SA 7.37%, 01/10/2053(b)		203	214,113
Standard Chartered PLC 6.17%, 01/09/2027(b)		449	455,542
6.19%, 07/06/2027(b)		433	440,104
Swedbank AB Series NC5 5.625%, 09/17/2024(b) (l)		1,000	982,770
Synchrony Bank 5.625%, 08/23/2027		727	715,117
Truist Financial Corp. Series L 8.75% (CME Term SOFR 3 Month + 3.36%), 12/15/2024(j) (l)		1,397	1,395,738
UBS Group AG 6.37%, 07/15/2026(b)		712	721,218
7.00%, 02/19/2025(b) (l)		620	615,676
9.25%, 11/13/2028(b) (l)		448	482,861
9.25%, 11/13/2033(b) (l)		380	421,621
UniCredit SpA 1.98%, 06/03/2027(b)		915	836,423
Wells Fargo & Co. 7.625%, 09/15/2028(l)		294	308,187

			60,257,236

Brokerage – 0.1%
Charles Schwab Corp. (The) Series I 4.00%, 06/01/2026(l)		1,251	1,103,067

	Principal Amount (000)		U.S. $ Value

Finance – 1.1%
Air Lease Corp. Series B 4.65%, 06/15/2026(l)	U.S.$	1,229	$1,106,390
Aircastle Ltd. 5.25%, 06/15/2026(b) (l)		1,374	1,181,274
Aviation Capital Group LLC 1.95%, 09/20/2026(b)		844	765,159
3.50%, 11/01/2027(b)		295	271,664
4.125%, 08/01/2025(b)		395	383,361
4.875%, 10/01/2025(b)		319	312,728
6.375%, 07/15/2030(b)		1,098	1,130,612
6.75%, 10/25/2028(b)		1,181	1,230,507
Blackstone Private Credit Fund 7.30%, 11/27/2028(b)		78	80,844
Blue Owl Capital Corp. 3.40%, 07/15/2026		337	313,357
Blue Owl Credit Income Corp. 7.75%, 01/15/2029(b)		78	80,293
Enact Holdings, Inc. 6.50%, 08/15/2025(b)		215	214,464
Golub Capital BDC, Inc. 7.05%, 12/05/2028		79	83,041
Huarong Finance 2017 Co., Ltd. 4.75%, 04/27/2027(b)		200	186,812
Huarong Finance 2019 Co., Ltd. Series E 3.75%, 05/29/2024(b)		343	337,865
Huarong Finance II Co., Ltd. Series E 4.625%, 06/03/2026(b)		200	189,750
4.875%, 11/22/2026(b)		430	407,156
5.50%, 01/16/2025(b)		1,082	1,064,756
ILFC E-Capital Trust II 7.44% (CME Term SOFR 3 Month + 2.06%), 12/21/2065(b) (j)		2,000	1,542,162
Synchrony Financial 4.875%, 06/13/2025		23	22,601

			10,904,796

Insurance – 1.2%
Aegon Ltd. 5.50%, 04/11/2048		314	299,069
Allstate Corp. (The) 6.50%, 05/15/2057		1,657	1,647,144
American International Group, Inc. Series A-9 5.75%, 04/01/2048		335	331,143
Argentum Netherlands BV for Swiss Re Ltd. 5.625%, 08/15/2052(b)		308	299,373
Enstar Finance LLC 5.50%, 01/15/2042		262	222,600
Global Atlantic Fin Co. 4.70%, 10/15/2051(b)		62	53,402
Liberty Mutual Group, Inc. 4.125%, 12/15/2051(b)		43	36,074
4.30%, 02/01/2061(b)		610	403,048
7.80%, 03/15/2037(b)		2,187	2,196,615
MetLife, Inc. 10.75%, 08/01/2039		2,350	3,176,514
Prudential Financial, Inc. 5.20%, 03/15/2044		340	338,733
Sagicor Financial Co., Ltd. 5.30%, 05/13/2028(b)		357	342,616
Sammons Financial Group, Inc. 3.35%, 04/16/2031(b)		388	312,323
Transatlantic Holdings, Inc. 8.00%, 11/30/2039		1,261	1,639,138

			11,297,792

	Principal Amount (000)		U.S. $ Value

REITs – 0.2%
Necessity Retail REIT, Inc. (The)/American Finance Operating Partner LP 4.50%, 09/30/2028(b)	U.S.$	424	$356,870
Trust Fibra Uno 4.87%, 01/15/2030(b)		1,480	1,332,925
WEA Finance LLC 2.875%, 01/15/2027(b)		117	104,245

			1,794,040

			85,356,931

Utility – 0.6%
Electric – 0.6%
Alexander Funding Trust II 7.47%, 07/31/2028(b)		685	719,484
Cometa Energia SA de CV 6.375%, 04/24/2035(b)		441	424,338
Edison International 8.125%, 06/15/2053		333	342,975
Electricite de France SA 9.125%, 03/15/2033(b) (l)		427	475,185
Enel Finance International NV 7.50%, 10/14/2032(b)		1,190	1,358,610
FirstEnergy Corp. Series C 5.10%, 07/15/2047(a)		7	6,409
NRG Energy, Inc. 4.45%, 06/15/2029(b)		154	145,440
7.00%, 03/15/2033(b)		323	341,312
Pacific Gas & Electric Co. 6.75%, 01/15/2053		76	82,886
Palomino Funding Trust I 7.23%, 05/17/2028(b)		1,703	1,791,824

			5,688,463

Total Corporates - Investment Grade (cost $180,468,834)			184,865,490

EMERGING MARKETS - CORPORATE BONDS – 5.1%
Industrial – 4.6%
Basic – 1.1%
Braskem Idesa SAPI 6.99%, 02/20/2032(b)		1,556	879,327
7.45%, 11/15/2029(b)		1,393	856,277
Cia de Minas Buenaventura SAA 5.50%, 07/23/2026(b)		1,072	1,022,656
Consolidated Energy Finance SA 5.625%, 10/15/2028(b)		196	167,496
CSN Inova Ventures 6.75%, 01/28/2028(b)		1,694	1,641,079
Eldorado Gold Corp. 6.25%, 09/01/2029(b)		986	930,084
First Quantum Minerals Ltd. 6.875%, 10/15/2027(b)		1,215	1,026,687
8.625%, 06/01/2031(b)		832	700,394
Indika Energy Capital IV Pte Ltd. 8.25%, 10/22/2025(b)		905	906,980
JSW Steel Ltd. 3.95%, 04/05/2027(b)		409	378,325
5.05%, 04/05/2032(b)		658	569,170
Sasol Financing USA LLC 8.75%, 05/03/2029(b)		668	681,652
Stillwater Mining Co. 4.00%, 11/16/2026(b)		319	282,315
4.50%, 11/16/2029(b)		309	242,565
Vedanta Resources Finance II PLC 13.875%, 01/21/2024(b)		414	366,614

	Principal Amount (000)		U.S. $ Value

Volcan Cia Minera SAA 4.375%, 02/11/2026(b)	U.S.$	345	$208,725

			10,860,346

Capital Goods – 0.3%
Cemex SAB de CV 5.125%, 06/08/2026(b) (l)		1,028	971,378
Embraer Netherlands Finance BV 5.40%, 02/01/2027		918	906,819
IHS Holding Ltd. 5.625%, 11/29/2026(b)		402	347,227
6.25%, 11/29/2028(b)		383	307,357
Odebrecht Holdco Finance Ltd. Zero Coupon, 09/10/2058(h)		2,661	2,848

			2,535,629

Communications - Media – 0.2%
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030(b)		1,130	971,020
Telecomunicaciones Digitales SA 4.50%, 01/30/2030(b)		505	436,825

			1,407,845

Communications - Telecommunications – 0.1%
CT Trust 5.125%, 02/03/2032(b)		764	663,507
Digicel Group Holdings Ltd. Zero Coupon, 12/31/2030(d) (h)		99	2,035
Digicel International Finance Ltd./Digicel International Holdings Ltd. Series 1441 8.75%, 05/25/2024(b) (i)		657	613,993

			1,279,535

Consumer Cyclical - Other – 1.1%
Allwyn Entertainment Financing UK PLC 7.875%, 04/30/2029(b)		200	205,832
8.13% (EURIBOR 3 Month + 4.13%), 02/15/2028(b) (j)	EUR	650	729,979
Allwyn International AS 3.875%, 02/15/2027(b)		170	180,165
Melco Resorts Finance Ltd. 5.375%, 12/04/2029(b)	U.S.$	1,356	1,193,280
5.625%, 07/17/2027(b)		965	904,989
5.75%, 07/21/2028(b)		1,255	1,155,384
MGM China Holdings Ltd. 4.75%, 02/01/2027(b)		1,122	1,064,497
5.25%, 06/18/2025(b)		222	217,282
5.375%, 05/15/2024(b)		174	173,147
5.875%, 05/15/2026(b)		414	403,650
Studio City Co., Ltd. 7.00%, 02/15/2027(b)		289	283,943
Studio City Finance Ltd. 5.00%, 01/15/2029(b)		609	508,896
6.00%, 07/15/2025(b)		448	438,200
6.50%, 01/15/2028(b)		199	183,764
Wynn Macau Ltd. 4.875%, 10/01/2024(b)		286	282,068
5.125%, 12/15/2029(b)		241	213,436
5.50%, 01/15/2026(b)		734	713,815
5.50%, 10/01/2027(b)		947	888,108
5.625%, 08/26/2028(b)		717	662,553

			10,402,988

Consumer Cyclical - Retailers – 0.1%
Falabella SA 3.375%, 01/15/2032(b)		583	433,971
3.75%, 10/30/2027(b)		476	416,946
K201640219 South Africa Ltd. Zero Coupon, 06/25/2023(d) (e) (f) (g)	ZAR	45	0

	Principal Amount (000)		U.S. $ Value

K2016470219 South Africa Ltd. 3.00%, 12/31/2022(d) (e) (f) (g) (h)	U.S.$	1,100	$0
K2016470260 South Africa Ltd. 25.00%, 12/31/2022(d) (e) (f) (g) (h)		771	0

			850,917

Consumer Non-Cyclical – 0.8%
BBFI Liquidating Trust Zero Coupon, 12/30/2099(d) (f) (h)		780	346,153
BRF SA 4.875%, 01/24/2030(b)		655	573,380
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL 5.25%, 04/27/2029(b)		377	353,076
MARB BondCo PLC 3.95%, 01/29/2031(b)		2,334	1,884,938
Rede D’or Finance SARL 4.50%, 01/22/2030(b)		223	198,711
4.95%, 01/17/2028(b)		735	697,434
Teva Pharmaceutical Finance Netherlands II BV 3.75%, 05/09/2027	EUR	446	474,317
4.375%, 05/09/2030		1,000	1,034,776
Teva Pharmaceutical Finance Netherlands III BV 4.75%, 05/09/2027	U.S.$	517	495,912
5.125%, 05/09/2029(i)		517	492,515
7.875%, 09/15/2029		506	545,132
8.125%, 09/15/2031		506	552,543
Tonon Luxembourg SA 0.065%, 10/31/2024(g) (h) (m)		621	62
Ulker Biskuvi Sanayi AS 6.95%, 10/30/2025(b)		327	320,153
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018(d) (e) (f) (g) (h)		4,090	410
10.875%, 01/13/2020(d) (e) (f) (g) (h)		480	48
11.75%, 02/09/2022(d) (e) (f) (g) (h)		1,620	162

			7,969,722

Energy – 0.7%
Acu Petroleo Luxembourg SARL 7.50%, 01/13/2032(b)		539	508,989
Canacol Energy Ltd. 5.75%, 11/24/2028(b)		544	397,648
Cosan Luxembourg SA 5.50%, 09/20/2029(b)		461	436,728
Geopark Ltd. 5.50%, 01/17/2027(b)		561	494,179
Gran Tierra Energy, Inc. 9.50%, 10/15/2029(b)		746	649,020
Greenko Wind Projects Mauritius Ltd. 5.50%, 04/06/2025(b)		957	937,860
Kosmos Energy Ltd. 7.50%, 03/01/2028(b)		314	286,525
7.75%, 05/01/2027(b)		200	186,500
Leviathan Bond Ltd. 6.50%, 06/30/2027(b)		1,197	1,123,693
MV24 Capital BV 6.75%, 06/01/2034(b)		448	416,964
ReNew Pvt. Ltd. 5.875%, 03/05/2027(b)		202	192,726
SEPLAT Energy PLC 7.75%, 04/01/2026(b)		381	349,568
SierraCol Energy Andina LLC 6.00%, 06/15/2028(b)		558	464,590

			6,444,990

Services – 0.0%
Bidvest Group UK PLC (The) 3.625%, 09/23/2026(b)		454	419,382

	Principal Amount (000)		U.S. $ Value

Technology – 0.2%
CA Magnum Holdings 5.375%, 10/31/2026(b)	U.S.$	2,039	$1,896,270

Transportation - Services – 0.0%
JSW Infrastructure Ltd. 4.95%, 01/21/2029(b)		204	187,935

			44,255,559

Utility – 0.3%
Electric – 0.3%
Adani Green Energy Ltd. 4.375%, 09/08/2024(b)		495	477,675
AES Andes SA 6.35%, 10/07/2079(b)		495	462,825
Continuum Energy Aura Pte Ltd. 9.50%, 02/24/2027(b)		401	408,519
Diamond II Ltd. 7.95%, 07/28/2026(b)		597	597,741
India Clean Energy Holdings 4.50%, 04/18/2027(b)		511	449,041
Investment Energy Resources Ltd. 6.25%, 04/26/2029(b)		403	377,740
JSW Hydro Energy Ltd. 4.125%, 05/18/2031(b)		439	380,923
Star Energy Geothermal Wayang Windu Ltd. 6.75%, 04/24/2033(b)		186	184,571
Terraform Global Operating LP 6.125%, 03/01/2026(b)		118	116,800

			3,455,835

Financial Institutions – 0.2%
Banking – 0.2%
Turkiye Vakiflar Bankasi TAO 9.00%, 10/12/2028(b)		928	972,950
Yapi ve Kredi Bankasi AS 9.25%, 10/16/2028(b)		400	423,000

			1,395,950

Other Finance – 0.0%
OEC Finance Ltd. 4.375%, 10/25/2029(a) (b) (c)		213	8,540
5.25%, 12/27/2033(a) (b) (c)		694	27,747
7.125%, 12/26/2046(a) (b) (c)		1,944	118,542

			154,829

REITs – 0.0%
Yango Justice International Ltd. 8.25%, 11/25/2023(b) (e) (g)		414	1,035

			1,551,814

Total Emerging Markets - Corporate Bonds (cost $61,154,545)			49,263,208

COLLATERALIZED LOAN OBLIGATIONS – 4.2%
CLO - Floating Rate – 4.2%
AMMC CLO 25 Ltd. Series 2022-25A, Class E 12.98% (CME Term SOFR 3 Month + 7.59%), 04/15/2035(b) (j)		5,000	4,953,210
Ares XXXIV CLO Ltd. Series 2015-2A, Class CR 7.66% (CME Term SOFR 3 Month + 2.26%), 04/17/2033(b) (j)		2,358	2,305,390
Balboa Bay Loan Funding Ltd. Series 2020-1A, Class ER 12.07% (CME Term SOFR 3 Month + 6.66%), 01/20/2032(b) (j)		3,100	2,975,051
Series 2021-2A, Class E 12.27% (CME Term SOFR 3 Month + 6.86%), 01/20/2035(b) (j)		1,000	903,331

	Principal Amount (000)		U.S. $ Value

Series 2022-1A, Class E 13.35% (CME Term SOFR 3 Month + 7.93%), 04/20/2034(b) (j)	U.S.$	3,700	$3,644,426
Ballyrock CLO 15 Ltd. Series 2021-1A, Class D 11.875% (CME Term SOFR 3 Month + 6.48%), 04/15/2034(b) (j)		250	235,440
Crown Point CLO 11 Ltd. Series 2021-11A, Class E 12.47% (CME Term SOFR 3 Month + 7.07%), 01/17/2034(b) (j)		2,000	1,945,258
Dryden 78 CLO Ltd. Series 2020-78A, Class C 7.61% (CME Term SOFR 3 Month + 2.21%), 04/17/2033(b) (j)		3,000	2,940,855
Series 2020-78A, Class D 8.66% (CME Term SOFR 3 Month + 3.26%), 04/17/2033(b) (j)		1,329	1,306,215
Elevation CLO Ltd. Series 2020-11A, Class C 7.855% (CME Term SOFR 3 Month + 2.46%), 04/15/2033(b) (j)		648	628,398
Series 2020-11A, Class D1 9.505% (CME Term SOFR 3 Month + 4.11%), 04/15/2033(b) (j)		1,006	972,799
Elmwood CLO IX Ltd. Series 2021-2A, Class E 11.63% (CME Term SOFR 3 Month + 6.21%), 07/20/2034(b) (j)		250	247,047
Elmwood CLO VIII Ltd. Series 2021-1A, Class E1 11.68% (CME Term SOFR 3 Month + 6.26%), 01/20/2034(b) (j)		350	345,092
Elmwood CLO XII Ltd. Series 2021-5A, Class E 12.03% (CME Term SOFR 3 Month + 6.61%), 01/20/2035(b) (j)		650	649,929
Flatiron CLO 21 Ltd. Series 2021-1A, Class E 11.66% (CME Term SOFR 3 Month + 6.26%), 07/19/2034(b) (j)		400	394,466
Galaxy 30 CLO Ltd. Series 2022-30A, Class E 12.34% (CME Term SOFR 3 Month + 6.95%), 04/15/2035(b) (j)		2,000	1,933,088
Madison Park Funding LI Ltd. Series 2021-51A, Class E 11.93% (CME Term SOFR 3 Month + 6.53%), 07/19/2034(b) (j)		250	249,581
OCP CLO Ltd. Series 2021-21A, Class E 11.96% (CME Term SOFR 3 Month + 6.54%), 07/20/2034(b) (j)		250	242,656
Octagon Investment Partners 29 Ltd. Series 2016-1A, Class DR 8.76% (CME Term SOFR 3 Month + 3.36%), 01/24/2033(b) (j)		1,701	1,632,849
Palmer Square CLO Ltd. Series 2021-3A, Class E 11.805% (CME Term SOFR 3 Month + 6.41%), 01/15/2035(b) (j)		4,100	4,090,644
Rad CLO 10 Ltd. Series 2021-10A, Class E 11.52% (CME Term SOFR 3 Month + 6.11%), 04/23/2034(b) (j)		750	723,474
Rad CLO 11 Ltd. Series 2021-11A, Class E 11.905% (CME Term SOFR 3 Month + 6.51%), 04/15/2034(b) (j)		355	345,580

	Principal Amount (000)		U.S. $ Value

Regatta XIX Funding Ltd. Series 2022-1A, Class E 12.30% (CME Term SOFR 3 Month + 6.88%), 04/20/2035(b) (j)	U.S.$	349	$348,532
Regatta XXIV Funding Ltd. Series 2021-5A, Class E 12.48% (CME Term SOFR 3 Month + 7.06%), 01/20/2035(b) (j)		3,600	3,599,600
Sixth Street CLO XVIII Ltd. Series 2021-18A, Class E 12.18% (CME Term SOFR 3 Month + 6.76%), 04/20/2034(b) (j)		1,238	1,232,708
Sixth Street CLO XX Ltd. Series 2021-20A, Class E 11.83% (CME Term SOFR 3 Month + 6.41%), 10/20/2034(b) (j)		679	675,771
Voya CLO Ltd. Series 2019-1A, Class DR 8.505% (CME Term SOFR 3 Month + 3.11%), 04/15/2031(b) (j)		1,050	1,026,049

Total Collateralized Loan Obligations (cost $41,140,021)			40,547,439

BANK LOANS – 3.4%
Industrial – 3.0%
Capital Goods – 0.3%
ACProducts Holdings, Inc. 9.86% (CME Term SOFR 3 Month + 4.25%), 05/17/2028(n)		1,928	1,686,088
Apex Tool Group LLC 10.71% (CME Term SOFR 1 Month + 5.25%), 02/08/2029(n)		1,037	906,678
Chariot Buyer LLC 8.71% (CME Term SOFR 1 Month + 3.25%), 11/03/2028(n)		157	156,268
TransDigm, Inc. 8.60% (CME Term SOFR 3 Month + 3.25%), 08/24/2028(n)		291	292,282

			3,041,316

Communications - Media – 0.2%
Advantage Sales & Marketing, Inc. 10.18% (CME Term SOFR 3 Month + 4.50%), 10/28/2027(n)		1,697	1,683,249
Clear Channel Outdoor Holdings, Inc. 9.145% (CME Term SOFR 3 Month + 3.50%), 08/21/2026(n)		313	308,924
iHeartCommunications, Inc. 8.47% (CME Term SOFR 1 Month + 3.00%), 05/01/2026(n)		355	305,002

			2,297,175

Communications - Telecommunications – 0.7%
Crown Subsea Communications Holding, Inc. 10.46% (CME Term SOFR 1 Month + 5.00%), 04/27/2027(n)		1,515	1,521,783
Directv Financing LLC 10.65% (CME Term SOFR 3 Month + 5.00%), 08/02/2027(n)		558	557,625
Proofpoint, Inc. 11.72% (CME Term SOFR 1 Month + 6.25%), 08/31/2029(n)		2,480	2,498,600
Zacapa SARL 9.39% (CME Term SOFR 3 Month + 4.00%), 03/22/2029(n)		2,110	2,102,274

			6,680,282

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Automotive – 0.1%
Garrett Motion SARL 9.88% (CME Term SOFR 3 Month + 4.50%), 04/30/2028(d) (n)	U.S.$	850	$850,000

Consumer Cyclical - Restaurants – 0.0%
IRB Holding Corp. 8.46% (CME Term SOFR 1 Month + 3.00%), 12/15/2027(n)		158	158,500

Consumer Cyclical - Retailers – 0.1%
Great Outdoors Group LLC 9.22% (CME Term SOFR 1 Month + 3.75%), 03/06/2028(n)		472	471,529

Consumer Non-Cyclical – 0.5%
Gainwell Acquisition Corp. 9.45% (CME Term SOFR 3 Month + 4.00%), 10/01/2027(n)		1,203	1,166,716
PetSmart LLC 9.21% (CME Term SOFR 1 Month + 3.75%), 02/11/2028(n)		2,180	2,152,577
US Radiology Specialists, Inc. 10.75% (CME Term SOFR 3 Month + 5.25%), 12/15/2027(n)		1,926	1,903,373

			5,222,666

Energy – 0.4%
GIP II Blue Holding LP 9.97% (CME Term SOFR 1 Month + 4.50%), 09/29/2028(n)		2,206	2,211,974
Parkway Generation LLC 10.395% (CME Term SOFR 3 Month + 9.50%), 02/18/2029(n)		1,396	1,339,864

			3,551,838

Other Industrial – 0.2%
American Tire Distributors, Inc. 11.905% (CME Term SOFR 3 Month + 6.25%), 10/20/2028(n)		2,077	1,725,910
Dealer Tire Financial LLC 9.86% (CME Term SOFR 1 Month + 4.50%), 12/14/2027(n)		289	289,375
Rockwood Service Corp. 9.72% (CME Term SOFR 1 Month + 4.25%), 01/23/2027(n)		83	83,125

			2,098,410

Technology – 0.5%
Amentum Government Services Holdings LLC 9.47% (CME Term SOFR 1 Month + 4.00%), 01/29/2027(n)		309	308,510
Ascend Learning LLC 11.21% (CME Term SOFR 1 Month + 5.75%), 12/10/2029(n)		840	717,898
Banff Guarantor, Inc. 10.97% (CME Term SOFR 1 Month + 5.50%), 02/27/2026(n)		690	686,764
Boxer Parent Co., Inc. 12/02/2028(n) (o)		1,471	1,479,463
FINThrive Software Intermediate Holdings, Inc. 12.22% (CME Term SOFR 1 Month + 6.75%), 12/17/2029(n)		660	388,245
Loyalty Ventures, Inc. 11.25% (PRIME 3 Month + 5.50%), 11/03/2027(g) (m) (n)		1,518	13,286
Peraton Corp. 9.21% (CME Term SOFR 1 Month + 3.75%), 02/01/2028(n)		609	609,942
Presidio Holdings, Inc. 8.96% (CME Term SOFR 1 Month + 3.50%), 01/22/2027(n)		12	11,556
8.98% (CME Term SOFR 3 Month + 3.50%), 01/22/2027(n)		373	372,994

	Principal Amount (000)		U.S. $ Value

Veritas US, Inc. 10.47% (CME Term SOFR 1 Month + 5.00%), 09/01/2025(n)	U.S.$	570	$472,172

			5,060,830

			29,432,546

Financial Institutions – 0.2%
Finance – 0.0%
Orbit Private Holdings I Ltd. 9.93% (CME Term SOFR 6 Month + 4.50%), 12/11/2028(n)		235	235,494

Insurance – 0.2%
Asurion LLC 9.71% (CME Term SOFR 1 Month + 4.25%), 08/19/2028(n)		1,648	1,639,609

			1,875,103

Utility – 0.2%
Electric – 0.2%
Granite Generation LLC 9.22% (CME Term SOFR 1 Month + 3.75%), 11/09/2026(n)		1,729	1,722,208

Total Bank Loans (cost $35,416,644)			33,029,857

COLLATERALIZED MORTGAGE OBLIGATIONS – 3.3%
Risk Share Floating Rate – 2.4%
Bellemeade Re Ltd. Series 2019-3A, Class M1C 7.42% (CME Term SOFR 1 Month + 2.06%), 07/25/2029(b) (j)		732	733,328
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2014-DN3, Class M3 9.45% (CME Term SOFR + 4.11%), 08/25/2024(j)		31	31,252
Series 2014-HQ2, Class M3 9.20% (CME Term SOFR + 3.86%), 09/25/2024(j)		1,210	1,231,300
Series 2015-DNA1, Class B 14.65% (CME Term SOFR + 9.31%), 10/25/2027(j)		592	634,160
Series 2015-DNA2, Class B 13.00% (CME Term SOFR + 7.66%), 12/25/2027(j)		1,240	1,302,986
Series 2015-DNA3, Class B 14.80% (CME Term SOFR + 9.46%), 04/25/2028(j)		1,013	1,108,648
Series 2015-HQA1, Class B 14.25% (CME Term SOFR + 8.91%), 03/25/2028(j)		1,002	1,041,639
Series 2016-DNA2, Class B 15.95% (CME Term SOFR + 10.61%), 10/25/2028(j)		851	952,427
Series 2016-DNA3, Class B 16.70% (CME Term SOFR + 11.36%), 12/25/2028(j)		2,737	3,121,444
Series 2016-DNA4, Class B 14.05% (CME Term SOFR + 8.71%), 03/25/2029(j)		390	425,594
Series 2016-HQA2, Class B 16.95% (CME Term SOFR + 11.61%), 11/25/2028(j)		420	477,892
Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C01, Class M2 9.85% (CME Term SOFR + 4.51%), 01/25/2024(j)		595	596,322

	Principal Amount (000)		U.S. $ Value

Series 2015-C04, Class 1M2 11.15% (CME Term SOFR + 5.81%), 04/25/2028(j)	U.S.$	898	$956,242
Series 2015-C04, Class 2M2 11.00% (CME Term SOFR + 5.66%), 04/25/2028(j)		239	248,354
Series 2016-C01, Class 1B 17.20% (CME Term SOFR + 11.86%), 08/25/2028(j)		674	781,528
Series 2016-C01, Class 2M2 12.40% (CME Term SOFR + 7.06%), 08/25/2028(j)		117	122,441
Series 2016-C02, Class 1B 17.70% (CME Term SOFR + 12.36%), 09/25/2028(j)		446	527,568
Series 2016-C02, Class 1M2 11.45% (CME Term SOFR + 6.11%), 09/25/2028(j)		313	327,121
Series 2016-C03, Class 1B 17.20% (CME Term SOFR + 11.86%), 10/25/2028(j)		371	435,739
Series 2016-C03, Class 2B 18.20% (CME Term SOFR + 12.86%), 10/25/2028(j)		630	745,286
Series 2016-C04, Class 1B 15.70% (CME Term SOFR + 10.36%), 01/25/2029(j)		1,476	1,693,217
Series 2016-C05, Class 2B 16.20% (CME Term SOFR + 10.86%), 01/25/2029(j)		1,815	2,079,202
Series 2016-C06, Class 1B 14.70% (CME Term SOFR + 9.36%), 04/25/2029(j)		1,276	1,446,689
Series 2016-C07, Class 2B 14.95% (CME Term SOFR + 9.61%), 05/25/2029(j)		1,555	1,756,475
JP Morgan Madison Avenue Securities Trust Series 2015-CH1, Class M2 10.95% (CME Term SOFR + 5.61%), 10/25/2025(b) (j)		370	377,035
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M2 10.95% (CME Term SOFR + 5.61%), 11/25/2025(b) (j)		120	124,039

			23,277,928

Non-Agency Fixed Rate – 0.3%
Alternative Loan Trust Series 2006-42, Class 1A6 6.00%, 01/25/2047		444	233,723
Series 2006-24CB, Class A15 5.75%, 08/25/2036		486	267,837
Series 2006-HY12, Class A5 4.15%, 08/25/2036		484	442,990
Series 2006-J1, Class 1A10 5.50%, 02/25/2036		523	364,459
Series 2006-J5, Class 1A1 6.50%, 09/25/2036		479	269,623
Bear Stearns ARM Trust Series 2007-3, Class 1A1 3.88%, 05/25/2047		71	63,796
Series 2007-4, Class 22A1 4.07%, 06/25/2047		289	258,717
ChaseFlex Trust Series 2007-1, Class 1A3 6.50%, 02/25/2037		400	137,471
CHL Mortgage Pass-Through Trust Series 2007-HY4, Class 1A1 4.43%, 09/25/2047		84	73,269

	Principal Amount (000)		U.S. $ Value

Citigroup Mortgage Loan Trust Series 2007-AR4, Class 1A1A 4.20%, 03/25/2037	U.S.$	44	$37,782
CitiMortgage Alternative Loan Trust Series 2007-A3, Class 1A4 5.75%, 03/25/2037		417	370,752
Residential Accredit Loans, Inc. Trust Series 2005-QS14, Class 3A1 6.00%, 09/25/2035		176	146,014
Residential Asset Securitization Trust Series 2006-A8, Class 3A4 6.00%, 08/25/2036		126	59,728
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2006-9, Class A4 4.28%, 10/25/2036		1,215	341,966
Wells Fargo Mortgage Backed Securities Trust Series 2007-AR7, Class A1 5.89%, 12/28/2037		280	242,789

			3,310,916

Non-Agency Floating Rate – 0.3%
Alternative Loan Trust Series 2007-7T2, Class A3 6.00% (CME Term SOFR 1 Month + 0.71%), 04/25/2037(j)		1,939	687,590
CHL Mortgage Pass-Through Trust Series 2007-13, Class A7 6.00% (CME Term SOFR 1 Month + 0.71%), 08/25/2037(j)		285	114,271
First Horizon Alternative Mortgage Securities Trust Series 2007-FA2, Class 1A6 0.08% (5.44% + CME Term SOFR 1 Month), 04/25/2037(j) (p)		71	6,618
Series 2007-FA2, Class 1A10 5.72% (CME Term SOFR 1 Month + 0.36%), 04/25/2037(j)		209	49,557
Lehman XS Trust Series 2007-10H, Class 2AIO 1.54% (6.89% + CME Term SOFR 1 Month), 07/25/2037(j) (p)		109	10,425
Residential Accredit Loans, Inc. Trust Series 2006-QS18, Class 2A2 1.08% (6.44% + CME Term SOFR 1 Month), 12/25/2036(j) (p)		1,681	196,947
Wachovia Mortgage Loan Trust Series 2006-ALT1, Class A2 1.85% (CME Term SOFR 1 Month + 0.47%), 01/25/2037(j)		4,995	1,806,118

			2,871,526

Agency Fixed Rate – 0.3%
Federal Home Loan Mortgage Corp. REMICS Series 4767, Class KI 6.00%, 03/15/2048(q)		8,547	1,643,824
Federal Home Loan Mortgage Corp. Strips Series 247, Class 54 5.50%, 04/15/2036(q)		3,827	764,595

			2,408,419

Total Collateralized Mortgage Obligations (cost $34,826,406)			31,868,789

EMERGING MARKETS - SOVEREIGNS – 2.3%
Angola – 0.3%
Angolan Government International Bond 8.00%, 11/26/2029(b)		835	741,062
8.25%, 05/09/2028(b)		200	184,000
9.50%, 11/12/2025(b)		2,118	2,083,583

			3,008,645

	Principal Amount (000)		U.S. $ Value

Argentina – 0.2%
Argentine Republic Government International Bond 0.75%, 07/09/2030(a)	U.S.$	199	$79,609
1.00%, 07/09/2029		1,099	435,254
3.50%, 07/09/2041(a)		562	190,546
3.625%, 07/09/2035(a)		835	282,635
4.25%, 01/09/2038(a)		1,323	522,084

			1,510,128

Dominican Republic – 0.6%
Dominican Republic International Bond 8.625%, 04/20/2027(b)		5,719	5,982,074

Ecuador – 0.0%
Ecuador Government International Bond 3.50%, 07/31/2035(a) (b)		371	131,527

Egypt – 0.2%
Egypt Government International Bond 8.50%, 01/31/2047(b)		862	534,979
8.70%, 03/01/2049(b)		611	380,920
8.875%, 05/29/2050(b)		1,096	695,618

			1,611,517

El Salvador – 0.2%
El Salvador Government International Bond 7.625%, 09/21/2034(b)		762	559,594
7.625%, 02/01/2041(b)		826	616,403
8.625%, 02/28/2029(b)		860	766,206

			1,942,203

Nigeria – 0.5%
Nigeria Government International Bond 6.125%, 09/28/2028(b)		3,176	2,810,760
6.50%, 11/28/2027(b)		1,418	1,293,039
7.14%, 02/23/2030(b)		721	648,224

			4,752,023

Senegal – 0.0%
Senegal Government International Bond 4.75%, 03/13/2028(b)	EUR	465	473,232

Ukraine – 0.2%
Ukraine Government International Bond 7.25%, 03/15/2035(a) (b)	U.S.$	1,886	437,552
7.375%, 09/25/2034(a) (b)		1,164	270,630
7.75%, 09/01/2025(a) (b)		3,507	1,031,058

			1,739,240

Venezuela – 0.1%
Venezuela Government International Bond 9.25%, 09/15/2027(g) (m)		5,197	971,189
9.25%, 05/07/2028(b) (g) (m)		300	49,125

			1,020,314

Total Emerging Markets - Sovereigns (cost $31,532,830)			22,170,903

GOVERNMENTS - TREASURIES – 1.7%
United States – 1.7%
U.S. Treasury Bonds 2.75%, 11/15/2042(r)		2,154	1,746,759
5.00%, 05/15/2037(r)		1,824	2,044,590
5.25%, 02/15/2029(s) (t)		320	339,300
6.125%, 11/15/2027(s)		1,000	1,076,563
U.S. Treasury Notes 2.25%, 02/15/2027(s) (t)		10,811	10,265,097
2.875%, 08/15/2028(s) (t)		606	580,531

Total Governments - Treasuries (cost $16,612,552)			16,052,840

	Principal Amount (000)		U.S. $ Value

QUASI-SOVEREIGNS – 0.8%
Quasi-Sovereign Bonds – 0.8%
Chile – 0.0%
Corp. Nacional del Cobre de Chile 5.95%, 01/08/2034(b)	U.S.$	467	$472,371

Mexico – 0.6%
Comision Federal de Electricidad 4.69%, 05/15/2029(b)		650	611,203
Petroleos Mexicanos 5.95%, 01/28/2031		3,174	2,518,569
6.49%, 01/23/2027		463	431,840
6.50%, 03/13/2027		355	329,928
6.70%, 02/16/2032		465	384,788
6.75%, 09/21/2047		2,113	1,382,430

			5,658,758

South Africa – 0.2%
Eskom Holdings SOC Ltd. 7.125%, 02/11/2025(b)		237	236,778
Transnet SOC Ltd. 8.25%, 02/06/2028(b)		1,300	1,305,687

			1,542,465

Turkey – 0.0%
Turkiye Ihracat Kredi Bankasi AS 9.00%, 01/28/2027(b)		208	216,385

Total Quasi-Sovereigns (cost $8,064,917)			7,889,979

	Shares

COMMON STOCKS – 0.5%
Consumer Staples – 0.3%
Household Products – 0.3%
Southeastern Grocers, Inc.(d) (f) (g)		105,865	2,686,324

Consumer Discretionary – 0.2%
Broadline Retail – 0.1%
ATD New Holdings, Inc.(d) (g)		20,185	581,328
K201640219 South Africa Ltd. - Class A(d) (f) (g)		12,695,187	12
K201640219 South Africa Ltd. - Class B(d) (f) (g)		2,009,762	2

			581,342

Diversified Consumer Services – 0.1%
AG Tracker(d) (f) (g)		78,082	0
CWT Travel Holdings, Inc.(b) (d) (g)		3,766	89,031
Paysafe Ltd.(g)		10,709	433,997

			523,028

Hotels, Restaurants & Leisure – 0.0%
Caesars Entertainment, Inc.(g)		1,674	78,477

Leisure Products – 0.0%
New Cotai LLC/New Cotai Capital Corp.(d) (f) (g)		3	0

			1,182,847

Financials – 0.0%
Insurance – 0.0%
Mt. Logan Re, Ltd. Special Investment, Series 1, June 2022 - Class U-2(d) (f) (g)		100	76,245
Mt. Logan Re, Ltd. Special Investment, Series 2, June 2022 - Class U-2(d) (f) (g)		441	335,697

			411,942

Communication Services – 0.0%
Media – 0.0%
National CineMedia, Inc.(g)		59,108	244,707

Company	Shares	U.S. $ Value

Industrials – 0.0%
Electrical Equipment – 0.0%
Exide Technologies(d) (f) (g)	643	$176,825

Energy – 0.0%
Energy Equipment & Services – 0.0%
BIS Industries Holdings Ltd.(d) (f) (g)	838,296	1
CHC Group LLC(f) (g)	21,009	4

		5

Oil, Gas & Consumable Fuels – 0.0%
Berry Corp.	3,436	24,155
Golden Energy Offshore Services AS(g)	916,212	127,153
SandRidge Energy, Inc.	243	3,322

		154,630

		154,635

Information Technology – 0.0%
IT Services – 0.0%
GOLO Mobile, Inc.(d) (f) (g)	38,543	0

Total Common Stocks (cost $13,367,362)		4,857,280

	Principal Amount (000)

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.5%
Non-Agency Fixed Rate CMBS – 0.5%
Citigroup Commercial Mortgage Trust Series 2013-GC17, Class D 5.07%, 11/10/2046(b)	902	765,661
Commercial Mortgage Trust Series 2012-CR3, Class F 4.75%, 10/15/2045(b)	29	1,433
Series 2012-CR3, Class XA 0.88%, 10/15/2045(q)	38	2
Series 2013-LC6, Class D 3.96%, 01/10/2046(b)	1,411	1,291,271
Series 2014-CR15, Class XA 0.405%, 02/10/2047(q)	646	15
Series 2014-CR20, Class XA 0.92%, 11/10/2047(q)	8,180	26,544
WFRBS Commercial Mortgage Trust Series 2011-C4, Class D 4.98%, 06/15/2044(b)	1,022	813,507
Series 2014-C25, Class D 3.80%, 11/15/2047(b)	1,807	1,578,786

		4,477,219

Non-Agency Floating Rate CMBS – 0.0%
Morgan Stanley Capital I Trust Series 2019-BPR, Class E 10.685% (SOFR + 5.34%), 05/15/2036(b) (j)	301	268,112

Total Commercial Mortgage-Backed Securities (cost $5,289,856)		4,745,331

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.4%
United States – 0.4%
State of California Series 2010 7.60%, 11/01/2040	750	954,928
State of Illinois Series 2010 7.35%, 07/01/2035	1,641	1,782,866

	Principal Amount (000)		U.S. $ Value

Wisconsin Public Finance Authority Series 2021 5.75%, 07/25/2041(h)	U.S.$	1,435	$1,293,399

Total Local Governments - US Municipal Bonds (cost $3,836,839)			4,031,193

INFLATION-LINKED SECURITIES – 0.2%
Colombia – 0.2%
Fideicomiso PA Concesion Ruta al Mar 6.75%, 02/15/2044(h)	COP	1,437,090	252,229
Fideicomiso PA Costera 6.25%, 01/15/2034(h)		1,230,800	313,757
Fideicomiso PA Pacifico Tres 7.00%, 01/15/2035(h)		6,642,880	1,564,154

Total Inflation-Linked Securities (cost $2,850,046)			2,130,140

GOVERNMENTS - SOVEREIGN BONDS – 0.1%
Colombia – 0.1%
Colombia Government International Bond 4.125%, 05/15/2051	U.S.$	1,058	701,256
8.00%, 11/14/2035		464	507,065

Total Governments - Sovereign Bonds (cost $1,498,449)			1,208,321

	Shares

PREFERRED STOCKS – 0.1%
Industrials – 0.1%
Trading Companies & Distributors – 0.1%
WESCO International, Inc. Series A 10.625% (cost $948,963)		35,175	929,324

	Principal Amount (000)

ASSET-BACKED SECURITIES – 0.1%
Autos - Fixed Rate – 0.1%
Flagship Credit Auto Trust Series 2019-4, Class E 4.11%, 03/15/2027(b)		770	739,824

Other ABS - Fixed Rate – 0.0%
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2019-24, Class PT 10.50%, 08/15/2044(h)		13	12,427
Series 2019-36, Class PT 11.58%, 10/17/2044(h)		29	27,901
Pagaya AI Debt Trust Series 2022-6, Class A4 46.91%, 05/15/2030(b) (d)		62	79,557

			119,885

Total Asset-Backed Securities (cost $873,867)			859,709

Company	Shares		U.S. $ Value

RIGHTS – 0.0%
Vistra Energy Corp., expiring 12/31/2049(d) (g) (cost $0)		10,721	$13,830

SHORT-TERM INVESTMENTS – 1.9%
Investment Companies – 1.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.27%(u) (v) (w) (cost $12,855,171)		12,855,171	12,855,170

	Principal Amount (000)

Time Deposits – 0.5%
JPMorgan Chase, New York 4.68%, 01/02/2024		5,105	5,104,548
Royal Bank of Canada, London 2.71%, 01/02/2024	EUR	43	47,650
4.16%, 01/02/2024	GBP	7	9,488
Royal Bank of Canada, Toronto 3.79%, 01/02/2024	CAD	2	1,757
Standard Chartered Bank, Johannesburg 6.04%, 01/02/2024	ZAR	21	1,172

Total Time Deposits (cost $5,164,615)			5,164,615

Total Short-Term Investments (cost $18,019,786)			18,019,785

Total Investments – 99.9% (cost $1,023,250,768)(x)			962,341,429
Other assets less liabilities – 0.1%			626,730

Net Assets – 100.0%			$962,968,159

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
U.S. 10 Yr Ultra Futures	97	March 2024	$11,447,516	$535,859
U.S. Long Bond (CBT) Futures	53	March 2024	6,621,687	472,078
U.S. T-Note 5 Yr (CBT) Futures	616	March 2024	67,004,438	1,503,235
U.S. T-Note 10 Yr (CBT) Futures	68	March 2024	7,676,562	270,172

				$2,781,344

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America NA	EUR	1,245	USD	1,338	01/10/2024	$(36,713)
Bank of America NA	CLP	32,350	USD	36	01/17/2024	(222)
Bank of America NA	COP	127,369	USD	32	01/17/2024	(1,195)
Bank of America NA	PEN	146	USD	39	01/17/2024	86
Bank of America NA	PEN	247	USD	65	01/17/2024	(1,800)
Bank of America NA	KRW	43,234	USD	34	01/18/2024	186
Bank of America NA	IDR	577,512	USD	37	01/25/2024	(765)
Bank of America NA	TWD	972	USD	31	02/26/2024	(1,106)
Barclays Bank PLC	BRL	98	USD	20	01/03/2024	68
Barclays Bank PLC	USD	20	BRL	98	01/03/2024	244
Barclays Bank PLC	KRW	3,310	USD	2	01/18/2024	(99)
Barclays Bank PLC	USD	37	IDR	567,993	01/25/2024	256

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	USD	46	INR	3,842	03/14/2024	$73
BNP Paribas SA	USD	31	CLP	27,824	01/17/2024	763
BNP Paribas SA	USD	68	TWD	2,113	02/26/2024	1,828
Brown Brothers Harriman & Co.	CAD	94	USD	69	01/10/2024	(1,993)
Brown Brothers Harriman & Co.	EUR	29	USD	32	01/10/2024	223
Brown Brothers Harriman & Co.	EUR	2,126	USD	2,292	01/10/2024	(55,403)
Brown Brothers Harriman & Co.	USD	30	CAD	41	01/10/2024	1,053
Brown Brothers Harriman & Co.	USD	84	EUR	77	01/10/2024	1,574
Brown Brothers Harriman & Co.	CNH	1,221	USD	169	01/11/2024	(2,630)
Brown Brothers Harriman & Co.	NZD	95	USD	57	01/11/2024	(2,516)
Brown Brothers Harriman & Co.	USD	163	CNH	1,178	01/11/2024	2,511
Brown Brothers Harriman & Co.	USD	31	CNH	223	01/11/2024	(6)
Brown Brothers Harriman & Co.	USD	73	NZD	121	01/11/2024	3,450
Brown Brothers Harriman & Co.	USD	99	JPY	14,619	01/12/2024	4,859
Brown Brothers Harriman & Co.	MXN	589	USD	35	01/18/2024	21
Brown Brothers Harriman & Co.	MXN	549	USD	32	01/18/2024	(448)
Brown Brothers Harriman & Co.	SGD	93	USD	69	01/18/2024	(1,539)
Brown Brothers Harriman & Co.	USD	61	MXN	1,068	01/18/2024	1,975
Brown Brothers Harriman & Co.	USD	97	SGD	130	01/18/2024	1,365
Brown Brothers Harriman & Co.	AUD	108	USD	71	01/25/2024	(2,074)
Brown Brothers Harriman & Co.	GBP	24	USD	31	01/25/2024	95
Brown Brothers Harriman & Co.	USD	85	AUD	126	01/25/2024	1,050
Brown Brothers Harriman & Co.	USD	109	GBP	88	01/25/2024	2,291
Brown Brothers Harriman & Co.	USD	17	ZAR	330	02/07/2024	722
Brown Brothers Harriman & Co.	ZAR	767	USD	41	02/07/2024	(302)
Brown Brothers Harriman & Co.	CHF	27	USD	33	02/15/2024	67
Brown Brothers Harriman & Co.	CHF	74	USD	84	02/15/2024	(4,489)
Brown Brothers Harriman & Co.	USD	34	CHF	30	02/15/2024	1,373
Brown Brothers Harriman & Co.	NOK	145	USD	13	02/16/2024	(974)
Brown Brothers Harriman & Co.	SEK	999	USD	98	02/16/2024	(1,591)
Brown Brothers Harriman & Co.	CZK	1,624	USD	73	02/22/2024	320
Brown Brothers Harriman & Co.	HUF	33,946	USD	96	02/22/2024	(748)
Brown Brothers Harriman & Co.	PLN	350	USD	88	02/22/2024	(621)
Brown Brothers Harriman & Co.	USD	32	HUF	11,020	02/22/2024	6
Brown Brothers Harriman & Co.	USD	88	PLN	353	02/22/2024	1,990
Citibank NA	USD	1,132	EUR	1,065	01/10/2024	43,620
Citibank NA	USD	33	CNH	237	01/11/2024	643
Citibank NA	CLP	26,772	USD	31	01/17/2024	377
Citibank NA	USD	31	IDR	478,353	01/25/2024	452
Citibank NA	TWD	1,002	USD	32	02/26/2024	(1,016)
Citibank NA	USD	9	TWD	286	02/26/2024	269
Deutsche Bank AG	EUR	982	USD	1,072	01/10/2024	(12,303)
JPMorgan Chase Bank NA	BRL	154	USD	31	01/03/2024	(411)
JPMorgan Chase Bank NA	USD	32	BRL	154	01/03/2024	(107)
Morgan Stanley Capital Services LLC	BRL	56	USD	12	01/03/2024	39
Morgan Stanley Capital Services LLC	USD	12	BRL	56	01/03/2024	(66)
Morgan Stanley Capital Services LLC	EUR	43,849	USD	46,748	01/10/2024	(1,672,122)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC	COP	13,693,582	USD	3,307	01/17/2024	$(215,894)
Morgan Stanley Capital Services LLC	USD	69	CLP	60,958	01/17/2024	129
Morgan Stanley Capital Services LLC	USD	82	COP	341,003	01/17/2024	5,411
Morgan Stanley Capital Services LLC	USD	31	PEN	115	01/17/2024	88
Morgan Stanley Capital Services LLC	USD	33	KRW	44,984	01/18/2024	1,435
Morgan Stanley Capital Services LLC	GBP	3,136	USD	3,907	01/25/2024	(90,783)
Morgan Stanley Capital Services LLC	USD	1,816	GBP	1,461	01/25/2024	47,281
Morgan Stanley Capital Services LLC	USD	32	IDR	505,793	01/25/2024	1,101
Morgan Stanley Capital Services LLC	BRL	56	USD	12	02/02/2024	40
Morgan Stanley Capital Services LLC	USD	32	INR	2,703	03/14/2024	(30)
UBS AG	USD	1,765	CAD	2,430	01/10/2024	68,953
UBS AG	CNH	247	USD	34	01/11/2024	(656)
UBS AG	USD	30	KRW	40,499	01/18/2024	1,322

						$(1,911,013)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2023	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
Brazilian Government International Bond, 4.250%, 01/07/2025, 12/20/2028*	1.00%	Quarterly	1.31%	USD	320	$(4,390)	$(11,445)	$7,055
CDX-NAHY Series 41, 5 Year Index, 12/20/2028*	5.00	Quarterly	3.56	USD	109,946	6,570,371	458,824	6,111,547
iTraxx Europe Crossover Series 40, 5 Year Index, 12/20/2028*	5.00	Quarterly	3.10	EUR	33,120	2,965,103	1,309,526	1,655,577
South Africa Government International Bond, 5.875%, 09/16/2025, 12/20/2028*	1.00	Quarterly	2.04	USD	2,380	(107,696)	(159,368)	51,672

						$9,423,388	$1,597,537	$7,825,851

*	Termination date

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2023	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB-Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	211	$(27,301)	$(21,473)	$(5,828)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2023	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Deutsche Bank AG
CDX-CMBX.NA.BBB-Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	169	$(21,903)	$(17,962)	$(3,941)
CDX-CMBX.NA.BBB-Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	120	(15,514)	(12,056)	(3,458)
Goldman Sachs International
CDX-CMBX.NA.BBB-Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	172	(22,323)	(13,187)	(9,136)
CDX-CMBX.NA.BBB-Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	1,001	(129,851)	(78,500)	(51,351)
CDX-CMBX.NA.BBB-Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	84	(10,831)	(6,791)	(4,040)
CDX-CMBX.NA.BBB-Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	167	(21,661)	(13,833)	(7,828)
CDX-CMBX.NA.BBB-Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	167	(21,661)	(14,969)	(6,692)
CDX-CMBX.NA.BBB-Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	334	(43,263)	(32,676)	(10,587)
CDX-CMBX.NA.BBB-Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	483	(62,598)	(47,282)	(15,316)
CDX-CMBX.NA.BBB-Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	246	(31,870)	(23,913)	(7,957)
CDX-CMBX.NA.BBB-Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	62	(7,998)	(6,044)	(1,954)
JPMorgan Securities LLC
CDX-CMBX.NA.BBB-Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	5,568	(721,596)	(580,273)	(141,323)
CDX-CMBX.NA.BBB-Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	2,970	(384,851)	(324,473)	(60,378)
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.BBB-Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	1,550	(200,844)	(15,565)	(185,279)
CDX-CMBX.NA.BBB-Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	551	(71,438)	(52,534)	(18,904)
CDX-CMBX.NA.BBB-Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	590	(76,489)	(58,575)	(17,914)

						$(1,871,992)	$(1,320,106)	$(551,886)

*	Termination date

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Notional Amount (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Receive Total Return on Reference Obligation
BNP Paribas Markit iBoxx EUR Contingent Convertible Liquid Developed Market AT1 TRI	3 Month EURIBOR	Quarterly	EUR	9,787	03/20/2024	$933,045

REVERSE REPURCHASE AGREEMENTS

Broker	Currency	Principal Amount (000)	Interest Rate	Maturity	U.S. $ Value at December 31, 2023
Barclays Capital, Inc.†	USD	1,851	(2.00)%*	—	$1,849,560
Barclays Capital, Inc.†	USD	473	2.25%	—	474,031
Barclays Capital, Inc.†	USD	1,434	3.75%	—	1,438,628
Barclays Capital, Inc.†	USD	1,544	4.50%	—	1,547,612
Jefferies LLC†	USD	267	0.50%	—	267,628
Jefferies LLC†	USD	300	3.00%	—	301,295
Jefferies LLC†	USD	705	4.00%	—	709,200
Jefferies LLC†	USD	1,048	4.50%	—	1,050,651
Jefferies LLC†	USD	432	4.75%	—	431,950

					$8,070,555

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on December 31, 2023.
*	Interest payment due from counterparty.

	Overnight and Continuous	Up to 30 Days	31-90 Days	Greater than 90 Days	Total

Corporates - Non-Investment Grade	$7,164,574	$–	$–	$–	$7,164,574
Emerging Markets - Corporate Bonds	905,981	–	–	–	905,981

(a)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at December 31, 2023.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At December 31, 2023, the aggregate market value of these securities amounted to $686,422,356 or 71.28% of net assets.

(c)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at December 31, 2023.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Defaulted matured security.
(f)	Fair valued by the Adviser.
(g)	Non-income producing security.

(h)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.39% of net assets as of December 31, 2023, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
BBFI Liquidating Trust Zero Coupon, 12/30/2099	01/18/2013 - 06/17/2022	$667,125	$346,153	0.04%
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2019-24, Class PT 10.50%, 08/15/2044	06/27/2019	12,619	12,427	0.00%
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2019-36, Class PT 11.58%, 10/17/2044	09/04/2019	28,657	27,901	0.00%
Digicel Group Holdings Ltd. Zero Coupon, 12/31/2030	11/14/2023	7,966	2,035	0.00%
Exide Technologies 11.00%, 10/31/2024	10/29/2020	0	0	0.00%
Fideicomiso PA Concesion Ruta al Mar 6.75%, 02/15/2044	12/14/2017	476,801	252,229	0.03%
Fideicomiso PA Costera 6.25%, 01/15/2034	06/30/2016	396,782	313,757	0.03%
Fideicomiso PA Pacifico Tres 7.00%, 01/15/2035	03/04/2016	1,976,463	1,564,154	0.16%
K2016470219 South Africa Ltd. 3.00%, 12/31/2022	01/31/2017 - 06/30/2022	1,100,178	0	0.00%
K2016470260 South Africa Ltd. 25.00%, 12/31/2022	01/31/2017 - 06/30/2022	770,975	0	0.00%
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2018	05/15/2013 - 02/19/2015	2,295,760	0	0.00%
Odebrecht Holdco Finance Ltd. Zero Coupon, 09/10/2058	01/22/2021	674,753	2,848	0.00%
Tonon Luxembourg SA 0.065%, 10/31/2024	05/03/2019 - 10/31/2021	1,209,003	62	0.00%
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018	01/23/2014 - 01/27/2014	2,401,853	410	0.00%
Virgolino de Oliveira Finance SA 10.875%, 01/13/2020	06/09/2014	477,418	48	0.00%
Virgolino de Oliveira Finance SA 11.75%, 02/09/2022	01/29/2014 - 02/05/2014	838,866	162	0.00%
Wisconsin Public Finance Authority Series 2021 5.75%, 07/25/2041	08/03/2021	1,435,000	1,293,399	0.13%

(i)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(j)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at December 31, 2023.
(k)	Escrow Shares.
(l)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(m)	Defaulted.
(n)	The stated coupon rate represents the greater of the SOFR or an alternate base rate such as the PRIME or the SOFR/PRIME floor rate plus a spread at December 31, 2023.
(o)

This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon the Secured Overnight Financing Rate (“SOFR”) plus a premium which was determined at the time of purchase.

(p)	Inverse interest only security.
(q)	IO - Interest Only.
(r)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(s)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open centrally cleared swaps.
(t)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(u)	The rate shown represents the 7-day yield as of period end.
(v)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(w)	Affiliated investments.
(x)

As of December 31, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $38,385,703 and gross unrealized depreciation of investments was $(91,150,746), resulting in net unrealized depreciation of $(52,765,043).

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNH – Chinese Yuan Renminbi (Offshore)

COP – Colombian Peso

CZK – Czech Koruna

EUR – Euro

GBP – Great British Pound

HUF – Hungarian Forint

IDR – Indonesian Rupiah

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

NOK – Norwegian Krone

NZD – New Zealand Dollar

PEN – Peruvian Sol

PLN – Polish Zloty

SEK – Swedish Krona

SGD – Singapore Dollar

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ABS – Asset-Backed Securities

CBT – Chicago Board of Trade

CDX-CMBX.NA. – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

EURIBOR – Euro Interbank Offered Rate

IRB – Industrial Revenue Bond

JSC – Joint Stock Company

LP – Limited Partnership

REIT – Real Estate Investment Trust

REMICS – Real Estate Mortgage Investment Conduits

SOFR – Secured Overnight Financing Rate

COUNTRY BREAKDOWN1

December 31, 2023 (unaudited)

70.3%	United States
3.8%	United Kingdom
2.4%	France
2.1%	Germany
1.9%	Canada
1.3%	Spain
1.3%	Luxembourg
1.3%	Brazil
1.1%	Mexico
1.0%	Italy
1.0%	Colombia
0.8%	India
0.8%	Australia
9.0%	Other
1.9%	Short Term Investments

100.0%	Total Investments

[1]

The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.6% or less in the following: Angola, Argentina, Chile, China, Czech Republic, Dominican Republic, Ecuador, Egypt, El Salvador, Finland, Ghana, Guatemala, Hong Kong, Indonesia, Ireland, Israel, Jamaica, Japan, Jersey (Channel Islands), Kazakhstan, Kuwait, Macau, Malaysia, Netherlands, Nigeria, Norway, Panama, Peru, Senegal, Slovenia, South Africa, Sweden, Switzerland, Trinidad and Tobago, Turkey, Ukraine, Venezuela and Zambia.

AB Global High Income Fund

December 31, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively, the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on an exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as a significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2023:

Investments in Securities	Level 1	Level 2	Level 3		Total
Assets:
Corporates - Non-Investment Grade	$-0-	$538,406,050	$1,451,961	#	$539,858,011
Corporates - Investment Grade	-0-	184,865,490	-0-		184,865,490
Emerging Markets - Corporate Bonds	-0-	48,914,400	348,808		49,263,208
Collateralized Loan Obligations	-0-	40,547,439	-0-		40,547,439
Bank Loans	-0-	32,179,857	850,000		33,029,857
Collateralized Mortgage Obligations	-0-	31,868,789	-0-		31,868,789
Emerging Markets - Sovereigns	-0-	22,170,903	-0-		22,170,903
Governments - Treasuries	-0-	16,052,840	-0-		16,052,840
Quasi-Sovereigns	-0-	7,889,979	-0-		7,889,979
Common Stocks	911,811	4	3,945,465	#	4,857,280
Commercial Mortgage-Backed Securities	-0-	4,745,331	-0-		4,745,331
Local Governments - US Municipal Bonds	-0-	4,031,193	-0-		4,031,193
Inflation-Linked Securities	-0-	2,130,140	-0-		2,130,140
Governments - Sovereign Bonds	-0-	1,208,321	-0-		1,208,321
Preferred Stocks	929,324	-0-	-0-		929,324
Asset-Backed Securities	-0-	780,152	79,557		859,709
Rights	-0-	-0-	13,830		13,830
Short-Term Investments:
Investment Companies	12,855,170	-0-	-0-		12,855,170
Time Deposits	-0-	5,164,615	-0-		5,164,615

Total Investments in Securities	14,696,305	940,955,503	6,689,621		962,341,429
Other Financial Instruments*:
Assets
Futures	2,781,344	-0-	-0-		2,781,344
Forward Currency Exchange Contracts	-0-	199,609	-0-		199,609
Centrally Cleared Credit Default Swaps	-0-	9,535,474	-0-		9,535,474
Total Return Swaps	-0-	933,045	-0-		933,045
Liabilities
Forward Currency Exchange Contracts	-0-	(2,110,622)	-0-		(2,110,622)
Centrally Cleared Credit Default Swaps	-0-	(112,086)	-0-		(112,086)
Credit Default Swaps	-0-	(1,871,992)	-0-		(1,871,992)
Reverse Repurchase Agreements	(8,070,555)	-0-	-0-		(8,070,555)

Total	$9,407,094	$947,528,931	$6,689,621		$963,625,646

#	The Fund held securities with zero market value at period end.

*

Other financial instruments include reverse repurchase agreements and derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended December 31, 2023 is as follows:

Fund	Market Value 3/31/23 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/23 (000)	Dividend Income (000)
Government Money Market Portfolio	$10,074	$149,968	$147,187	$12,855	$243